As filed with the Securities and Exchange Commission on May 15, 2026

Registration No. 333-294753

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☐ Post-Effective Amendment No. ___

Shelton Funds

(Exact Name of Registrant as Specified in Charter)

1401 Lawrence Street, Suite 1550, Denver, CO 80202

(Address of Principal Executive Offices)

(303) 228-8985

(Registrant’s Telephone Number, including Area Code)

Gregory Pusch, CCO
Shelton Funds

1401 Lawrence Street, Suite 1550

Denver, CO 80202
(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
3400 Walnut Street, Suite 700
Denver, CO 80205

Shares of beneficial interest (no par value per share) of Shelton Tactical Growth & Income ETF, a Series of the Registrant.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

PRESIDENT’S LETTER

LISTED FUNDS TRUST

615 East Michigan Street

Milwaukee, Wisconsin 53202

866-590-9112

May 15, 2026

Dear Fellow Shareholder:

We are writing to let you know about an important shareholder vote coming up for the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF”) (each, a “Target Fund” and together, the “Target Funds”), each a series of Listed Funds Trust (“LiFT”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Special meetings of the shareholders of each Target Fund will be held at 10:00 a.m. central time on June 16, 2026, at the offices of LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The purpose of the meetings is to seek shareholder approval of an Agreement and Plan of Reorganization under which STF Tactical Growth & Income ETF and STF Tactical Growth ETF would be reorganized into the Shelton Tactical Growth & Income ETF (the “Acquiring Fund”), a series of Shelton Funds, a Delaware statutory trust registered under the 1940 Act (each, a “Reorganization” and together, the “Reorganizations”). CCM Partners LP (d/b/a Shelton Capital Management (“SCM”) is the investment adviser to each Target Fund and the Acquiring Fund.

The enclosed package contains important information about the proposed Reorganizations. For each Reorganization to occur, shareholders like you must vote to approve the Agreement and Plan of Reorganization.

If a Target Fund’s shareholders approve its Reorganization, the assets of the Target Fund will be merged into the Acquiring Fund. Each Reorganization is not contingent upon the other, meaning if only one of the Reorganizations is approved, and not the other, only the approved Reorganization will be consummated. The newly created Acquiring Fund has the same investment objective and investment strategy as the STF Growth & Income ETF and a similar investment objective and investment strategy as the STF Growth ETF. If the Reorganizations are approved, Jonathan Molchan, a portfolio manager of the Target Funds, will serve as a portfolio manager of the Acquiring Fund. The unitary management fee for the Acquiring Fund will be the same as the unitary management fee paid by each Target Fund and will remain the same for at least two years following the Reorganizations. Each Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended.

STF Management, LP (“STFM”), the former investment adviser to the Target Funds, recently completed a strategic review of the management and operations of the Target Funds and determined that it would be advisable to pursue the reorganization of the Target Funds into a fund family managed by an asset management firm with significant experience successfully managing and operating funds. Following this strategic review process, STFM identified SCM as an asset management firm that it believes can successfully manage the investments of the current shareholders of the Target Funds following the consummation of the proposed Reorganizations. On February 23, 2026, SCM and STFM entered into an asset purchase agreement pursuant to which, among other things, SCM acquired substantially all of the assets of STFM relating to the management of the Target Funds, which transaction closed on March 30, 2026. Effective March 30, 2026, SCM also became the investment adviser to each Target Fund pursuant to an interim investment advisory agreement between LiFT and SCM adopted in reliance on Rule 15a-4 under the 1940 Act. The Acquiring Fund will be advised by SCM, which was founded in 1985 and, as of January 30, 2026, has assets under management of approximately $7 billion. STFM believes that SCM is focused on providing high-quality investment management services and customer service to the Shelton Funds family of funds and that the Acquiring Fund and its shareholders will also benefit from such services. STFM further believes that the STF Growth & Income ETF’s investment strategy is well suited to be a part of, and will complement, the investment strategies represented by the current Shelton Funds family of funds.

The Board of Trustees of LiFT evaluated the proposed Reorganizations at a Board of Trustees meeting held on March 4, 2026, and following careful analysis, consideration and review of additional information, later unanimously approved the Reorganizations and recommends that you vote “FOR” the applicable Reorganization. Please read the enclosed Proxy Statement/Prospectus and related materials carefully, and if you have any questions on the terms of the Reorganizations, please call the Target Funds at 866-590-9112.

If you are a shareholder of record as of the close of business on April 14, 2026, you are entitled to vote at the special meetings and at any adjournments, postponements, or continuations thereof. While we welcome you to join us at the special meetings, we expect that most shareholders will cast their votes by proxy. No matter how large or small your holdings, your vote is extremely important. Whether or not you are planning to attend the special meetings, we ask that you vote your shares “FOR” the applicable Reorganization as soon as possible.

Voting is easy and can be done in the following ways:

●	Simply complete, sign, and date the enclosed proxy card and return it in the postage prepaid envelope;

●	Call the toll-free telephone number listed on the enclosed proxy card and follow the instructions to vote your shares;

●	Vote via the Internet at the website shown on the enclosed proxy card; or

●	Vote in person at the special meetings of shareholders.

Thank you for your investment and confidence in the Target Funds.

Sincerely,

/s/ Kacie G. Briody
Kacie G. Briody
President and Principal Executive Officer Listed Funds Trust

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Reorganizations described in the Proxy Statement/Prospectus or the securities to be issued pursuant to the Reorganizations under the Proxy Statement/Prospectus or determined if the Proxy Statement/Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

The enclosed Proxy Statement/Prospectus is dated May 15, 2026, and is first being mailed to shareholders on or about May 19, 2026.

QUESTIONS & ANSWERS

DATED MAY 15, 2026

LISTED FUNDS TRUST

615 East Michigan Street

Milwaukee, Wisconsin 53202

866-590-9112

YOUR VOTE IS VERY IMPORTANT!

Dated: May 15, 2026

Question 1: What is this document and why did we send it to you?

Answer: This document includes a notice of special meetings of shareholders, a combined Proxy Statement/Prospectus, and a form of proxy. The Board of Trustees (the “Target Funds’ Board”) of Listed Funds Trust (“LiFT”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF” or “TUG”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of LiFT, have approved an Agreement and Plan of Reorganization (the “Plan”) between Shelton Funds, a Delaware statutory trust registered under the 1940 Act, and LiFT pursuant to which all of the assets of STF Growth & Income ETF and STF Growth ETF will be transferred into the Shelton Tactical Growth & Income ETF (the “Acquiring Fund”), a newly created series of Shelton Funds, in exchange for shares of the Shelton Growth & Income ETF, which will be distributed pro rata by STF Growth & Income ETF and STF Growth ETF to its shareholders, and the Shelton Growth & Income ETF will continue the business, and assume the liabilities, of STF Growth & Income ETF and STF Growth ETF (each, a “Reorganization” and together, the “Reorganizations”).

The newly created Acquiring Fund has the same investment objective and investment strategy as the STF Growth & Income ETF and a similar investment objective and investment strategy as the STF Growth ETF. The Acquiring Fund is a newly created fund that does not have any assets or liabilities. The STF Growth & Income ETF will be the accounting and performance survivor following the close of the Reorganizations.

Shareholder approval of the Plan is needed to proceed with the Reorganization, and special meetings of shareholders of the Target Funds will be held on June 16, 2026, to consider whether to approve the Plan. The Target Funds’ Board is sending this document to you for your use in deciding whether to approve the Plan at the special meetings.

Your vote is extremely important, no matter how large or small your holdings. The Target Funds’ Board recommends that you vote “FOR” the Plan with respect to the applicable Target Fund and the applicable Reorganization.

Question 2: What is the reason for the Reorganizations?

Answer: STF Management, LP (“STFM”), the former investment adviser to the Target Funds, recently completed a strategic review of the management and operations of the Target Funds and determined that it would be advisable to pursue the reorganization of the Target Funds into a fund family managed by an asset management firm with significant experience successfully managing and operating funds. Following this strategic review process, STFM identified CCM Partners LP (d/b/a Shelton Capital Management (“SCM”) as an asset management firm that it believes can successfully manage the investments of the current shareholders of the Target Funds following the consummation of the proposed Reorganizations. On February 23, 2026, SCM and STFM entered into an asset purchase agreement pursuant to which, among other things, SCM acquired substantially all of the assets of STFM relating to the management of the Target Funds, which transaction closed on March 30, 2026. Effective March 30, 2026, SCM also became the investment adviser to each Target Fund pursuant to an interim investment advisory agreement between LiFT and SCM adopted in reliance on Rule 15a-4 under the 1940 Act. STFM believes that SCM is focused on providing high-quality investment management services and customer service to the Shelton Funds family of funds and that the Acquiring Fund and its shareholders will also benefit from such services. STFM further believes that the STF Growth & Income ETF’s investment strategy is well suited to be a part of, and will complement, the investment strategies represented by the current Shelton Funds family of funds.

If the Reorganizations are approved, Mr. Molchan, one of the current portfolio managers of the Target Funds will serve as a portfolio manager of the Acquiring Fund. STFM has represented to the LiFT Board that it does not expect that the proposed Reorganizations will result in a diminution in the level or quality of service that shareholders of the Acquiring Fund will receive as compared to what they currently experience as shareholders of the Target Funds. To the contrary, as noted above, STFM expects the shareholders of the Target Funds to experience improved levels of investment management and customer services as shareholders of the Acquiring Fund as a result of SCM’s relative resources as compared to STFM, the number of funds overseen by SCM, and SCM’s internal customer service function.

Following careful analysis and consideration and after concluding that the implementation of the Reorganizations is advisable and in the best interests of the Target Funds’ shareholders, the Target Funds’ Board approved the Plan providing for the proposed Reorganizations. The Target Funds’ Board recommends that you vote “FOR” the applicable Reorganization.

Question 3: Are there any material differences between the investment objectives and policies of the Target Funds and the Acquiring Fund?

Answer: The Acquiring Fund and the STF Growth & Income ETF have the same investment objective of long-term growth of capital and current income. The STF Growth ETF’s investment objective is slightly different as the STF Growth ETF seeks long-term growth of capital. The Acquiring Fund’s principal investment strategy and policies are the same as the STF Growth & Income ETF and similar to those of the Target Funds, except that the Acquiring Fund utilizes an Options Spread Strategy that is not applicable to the STF Growth ETF. For additional information regarding the differences between the Target Funds’ and Acquiring Fund’s investment objectives and investment strategies, see “Summary Comparison of the Target Funds and the Acquiring Fund” in the Proxy Statement/Prospectus.

Question 4: How will the Target Funds and their shareholders be affected by the Reorganizations?

Answer: As a result of the Reorganizations, you will cease to be a shareholder of each Target Fund and will become a shareholder of the Acquiring Fund. Upon consummation of the Reorganization, the Target Funds will become part of Shelton Funds with SCM as their investment adviser. In connection with the Reorganizations, SCM will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Fund. STFM does not expect that the proposed Reorganization will result in a diminution in the level or quality of service that shareholders of the Acquiring Fund will receive as compared to what they currently experience as shareholders of each Target Fund. To the contrary, as noted above, STFM expects the shareholders of the Target Funds to experience improved levels of investment management and customer services as shareholders of the Acquiring Fund as a result of SCM’s relative resources as compared to STFM, the number of funds overseen by SCM, and SCM’s internal customer service function.

The unitary management fee for the Acquiring Fund will be the same as the unitary management fee paid by each Target Fund and will remain the same for at least two years following the Reorganization.

The Acquiring Fund will be overseen by the Board of Trustees of Shelton Funds and will be serviced by Shelton Fund’s service providers. Please refer to “Information About the Reorganizations - Other Significant Considerations and Consequences of the Proposed Reorganization” and the Statement of Additional Information for the Acquiring Fund, dated May 15, 2026, as may be supplemented to date, for more information about the Board of Trustees of Shelton Funds and Shelton Funds’ service providers.

Question 5: How will the Reorganizations work?

Answer: Pursuant to the Plan, each Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of such Acquiring Fund, with the Target Funds distributing such shares of the Acquiring Fund pro rata to its shareholders. Shareholders of each Target Fund will thus effectively be converted into shareholders of the Acquiring Fund and will hold shares of such Acquiring Fund with the same net asset value as shares of the Target Funds that they held prior to the Reorganization. Please refer to the enclosed Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

Question 6: What are the expected tax consequences of the Reorganizations to shareholders of the Target Funds?

Answer: If the Plan is approved and the Reorganizations are carried out as proposed, we do not expect that the transaction will have any adverse U.S. federal income tax consequences to the Target Funds or their shareholders. Each Reorganization is structured to be a tax-free reorganization under the Code. Immediately prior to each Reorganization, each Target Fund will declare and pay a distribution to shareholders of all such Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in the taxable year ending on the day of such Reorganization. Any such distribution generally will be taxable to the applicable Target Fund shareholders. Shareholders are urged to consult their own tax advisers as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s particular tax circumstances.

Question 7: What will happen if the Plan is not approved, in whole or in part?

Answer: The Reorganization of each Target Fund into the Acquiring Fund will be treated as a separate Reorganization, however, if only one of the Reorganizations is approved, and not the other, only the approved Reorganization will be consummated. So, each Reorganization is not contingent on the other Reorganization being approved.

If the Plan is not approved by one or both of the Target Funds’ shareholders, then the unapproved Target Fund(s) will continue to operate and the Target Funds’ Board may take any further action, subject to shareholder approval as required by law, it deems to be in the best interest of Target Funds and their respective shareholders, which may include liquidating one or more of the Target Funds.

The approval of the Plan by the shareholders of a Target Fund is required for the consummation of the Reorganization with respect to such Target Fund. If a quorum does not exist as of the date of the special meetings, or if a quorum exists but sufficient votes in favor of a Reorganization are not obtained by the date of the special meetings, LiFT may seek to adjourn the special meetings of shareholders, in whole or in part, to obtain sufficient votes to approve the Plan by the shareholders of one or both of the Target Funds.

Question 8: Who is paying for expenses related to the Reorganizations?

Answer: SCM will be responsible for paying its own professional fees, including legal and accounting fees, and other costs and expenses incurred by them or any of their affiliates in connection with the Reorganizations. Regardless of whether or not one or more of the Reorganizations are consummated, SCM will bear the costs associated with soliciting and obtaining the proxy votes of the shareholders of the Target Funds, including proxy advisory firm fees. Neither the Target Funds nor the Acquiring Fund will bear any such related costs of the Reorganizations. Because the Acquiring Fund has the same investment strategies as the STF Tactical Growth & Income ETF and has substantially similar investment strategies to those of the STF Growth ETF, SCM does not expect the realignment of the TUG portfolio to incur material costs.

Question 9: How does the Board of Trustees recommend that I vote?

Answer: After careful consideration, the Target Funds’ Board recommends that you vote “FOR” the applicable Reorganization. If necessary, we may ask the shareholders of the Target Funds to vote on a proposal to adjourn one or both of the special meetings to solicit additional proxies if a quorum does not exist or a quorum exists but there are insufficient votes at the time of the adjournment to approve the applicable Reorganization for either of the Target Funds. If adjournment is deemed necessary, the Target Funds’ Board, as applicable, recommends that you vote “FOR” such respective adjournment.

Question 10: Why do I need to vote?

Answer: Your vote is needed to ensure that the Reorganization proposals can be acted upon. Even if you are a small investor, your vote makes a difference. If numerous shareholders just like you fail to vote, a Target Fund may not receive enough votes to go forward with the special meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote.

Question 11: How do I vote?

Answer: Whether or not you plan to attend the special meeting, we urge you to authorize proxies to cast your votes. You can vote by proxy in one of the following three ways: (1) by completing, signing, and dating the enclosed proxy card and returning it in the enclosed postage prepaid envelope, (2) by calling the toll-free telephone number listed on the enclosed proxy card and following the instructions to vote your shares, or (3) by voting via the Internet at the website shown on the enclosed proxy card. You may also attend the meetings in person and vote your shares at the meetings. We encourage all shareholders to participate by promptly voting by proxy. Your prompt voting by proxy will help ensure a quorum at the special meetings. Voting by proxy will not prevent you from voting your shares in person at the special meetings, if desired. You may revoke your proxy before it is exercised at the special meetings, either by writing to the Secretary of LiFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the special meetings. A prior proxy can also be revoked by proxy voting again through the website or toll-free telephone number listed on the enclosed proxy card. If you have any questions regarding the proposed Reorganizations, please do not hesitate to call 1-800-955-9988.

Question 12: Who do I call if I have questions?

Answer: EQ Fund Solutions, LLC (“EQ”) has been retained to aid in the solicitation of proxies, at an anticipated cost of approximately $25,000 exclusive of printing costs. SCM has agreed to be responsible for paying the proxy solicitation costs. The engagement with EQ is subject to the usual terms and conditions for such arrangements. We will be happy to answer your questions about the proxy solicitation. Please call 1-800-955-9988 during normal business hours between 8:00 a.m. and 5:00 p.m. Mountain time.

LISTED FUNDS TRUST

615 East Michigan Street

Milwaukee, Wisconsin 53202

866-590-9112

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON JUNE 16, 2026

Special meetings of the shareholders of the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of Listed Funds Trust (“LiFT”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), will be held on June 16, 2026, at 10:00 a.m. central time, at the offices of LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202. At the special meetings, you and the other shareholders of each Target Fund will be asked to consider and vote upon the following proposal:

1.	A proposal to approve an Agreement and Plan of Reorganization (the “Plan”) pursuant to which:

a.	all of the assets of STF Growth & Income ETF will be transferred into the Shelton Tactical Growth & Income ETF (the “Acquiring Fund”), a newly created series of Shelton Funds, a Delaware statutory trust registered under the 1940 Act, in exchange for shares of the Acquiring Fund, which will be distributed pro rata by STF Growth & Income ETF to its shareholders, and the Acquiring Fund will continue the business, and assume the liabilities, of STF Growth & Income ETF; and

b.	all of the assets of STF Growth ETF will be transferred into the Acquiring Fund, in exchange for shares of the Acquiring Fund, which will be distributed pro rata by STF Growth ETF to its shareholders, and the Acquiring Fund will assume the liabilities, of STF Growth ETF (the “Proposal”).

2.	If necessary, a proposal to adjourn one or both of the special meetings to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the special meetings to approve the Proposal on behalf of one or both of the Target Funds; and

3.	Such other business that may properly come before the applicable special meetings or any adjournments, postponements, or continuations thereof.

Shareholders of each Target Fund will vote separately on the Proposal. Only shareholders of record at the close of business on April 14, 2026, the record date for the special meetings, shall be entitled to notice of, and to vote at, the special meetings or any adjournments, postponements, or continuations thereof. This proxy is being solicited on behalf of the Target Funds.

YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS.

IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION,

PLEASE RETURN YOUR PROXY CARD PROMPTLY OR VOTE BY USING THE TOLL-FREE TELEPHONE

OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD.

Whether or not you plan to attend the special meetings, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways:

(1) by completing, signing, and dating the enclosed proxy card and returning it in the enclosed postage prepaid envelope;

(2) by calling the toll-free telephone number listed on the enclosed proxy card and following the instructions to vote your shares; or

(3) by voting via the Internet at the website shown on the enclosed proxy card. Your prompt voting by proxy will help ensure a quorum at the special meetings.

Voting by proxy will not prevent you from voting your shares in person at the special meetings, if desired. You may revoke your proxy before it is exercised at the special meetings, either by writing to the Secretary of LiFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the special meetings. A prior proxy can also be revoked by proxy voting again through the website or toll-free telephone number listed above, as your latest dated proxy will be used to vote your shares.

Sincerely,

Kacie G. Briody
Kacie G. Briody
President and Principal Executive Officer Listed Funds Trust
May 15, 2026

Important Notice Regarding the Availability of Proxy Materials for the Special Meetings of Shareholders to Be Held on June 16, 2026: The Notice, Proxy Statement, most recent Annual and Semi-Annual Reports of the Target Funds, and Form of Proxy are available at https://vote.proxyonline.com/SheltonFunds/docs/STF2026mtg.pdf.

LISTED FUNDS TRUST	SHELTON FUNDS
615 East Michigan Street	1401 Lawrence Street, Suite 1550
Milwaukee, Wisconsin 53202	Denver, Colorado
866-590-9112	(800) 955-9988
www.sheltoncap.com

PROXY STATEMENT/PROSPECTUS, DATED MAY 15, 2026

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by Listed Funds Trust (“LiFT”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of LiFT, for use at the special meetings of shareholders of the Target Funds to be held in the offices of LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202, on June 16, 2026, at 10:00 a.m. central time. At the special meetings, shareholders of the applicable Target Funds will meet for the following purposes, as applicable:

1.	To vote on a proposal to approve an Agreement and Plan of Reorganization (the “Plan”), which is attached hereto as Exhibit A, pursuant to which:

-	all of the assets of STF Growth & Income ETF will be transferred into the Shelton Tactical Growth & Income ETF (the “Acquiring Fund”), a newly created series of Shelton Funds, a Delaware statutory trust registered under the 1940 Act, in exchange for shares of the Acquiring Fund, which will be distributed pro rata by STF Growth & Income ETF to its shareholders, and the Acquiring Fund will continue the business, and assume the liabilities, of STF Growth & Income ETF; and

-	all of the assets of STF Growth ETF will be transferred into the Acquiring Fund, in exchange for shares of the Acquiring Fund, which will be distributed pro rata by STF Growth ETF to its shareholders, and the Acquiring Fund will assume the liabilities, of the STF Growth ETF (each, a “Reorganization” and, together, the “Reorganizations”) (the “Proposal”);

2.	If necessary, to approve adjourning one or both of the special meetings to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the respective special meeting to approve the Proposal, any amendment thereto, on behalf of one or both of the Target Funds; and

3.	To transact such other business that may properly come before the applicable special meetings or any adjournments, postponements, or continuations thereof.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to LiFT c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, Attention: Secretary, or in person at the time of the special meetings. A prior proxy can also be revoked by proxy voting again by a later dated proxy card, through the website, or using toll-free telephone number listed in the enclosed voting instructions.

Each Target Fund is a series of LiFT, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the 1940 Act. The Acquiring Fund is a series of Shelton Funds, an open-end management investment company registered with the SEC under the 1940 Act.

Shares of the Target Funds are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”). Shares of the Acquiring Fund will also be listed for trading on the Exchange.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Proxy Statement/Prospectus:

●	Prospectus of the Target Funds, dated July 31, 2025, as amended or supplemented to date;

●	Prospectus of the Acquiring Fund dated May 15, 2026;

●	Form N-CSR of the Target Funds, which includes, among other things, the Target Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2025, containing audited financial statements; and

●	Form N-CSRs of the Target Funds, which includes, among other things, the Target Funds’ Semi-Annual Report to Shareholders for the six months ended September 30, 2025, containing unaudited financial statements.

9

COPIES OF THE TARGET FUNDS’ DOCUMENTS ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING TO LIFT C/O U.S. BANK GLOBAL FUND SERVICES, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202, BY CALLING 866-590-9112, OR OVER THE INTERNET AT WWW.SHELTONCAP.COM.

COPIES OF THE ANNUAL REPORT TO SHAREHOLDERS OF THE TARGET FUNDS FOR THE FISCAL YEAR ENDED MARCH 31, 2025, CONTAINING AUDITED FINANCIAL STATEMENTS, AND THE SEMI-ANNUAL REPORT TO SHAREHOLDERS OF THE TARGET FUNDS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025, HAVE BEEN PREVIOUSLY PROVIDED TO SHAREHOLDERS OF THE TARGET FUNDS AND ARE ALSO AVAILABLE BY WRITING OR CALLING LIFT AT THE ADDRESS OR TELEPHONE NUMBER LISTED ABOVE OR OVER THE INTERNET AT WWW.SHELTONCAP.COM/LITERATURE/.

Reports, proxy statements, and other information concerning the Target Funds and Acquiring Fund can be inspected at the offices of the Exchange, and can be obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

This Proxy Statement/Prospectus sets forth concisely the information about the Acquiring Fund that you should know before considering and voting on the Plan and resulting Reorganization, and it should be retained for future reference. The Acquiring Fund is newly organized and currently has no assets or liabilities. The Acquiring Fund was created specifically for the purpose of acquiring the assets and liabilities of the Target Funds. The Acquiring Fund does not yet have any annual or semi-annual reports. Additional information contained in a statement of additional information (the “SAI”) relating to this Proxy Statement/Prospectus, as required by the SEC, is provided on Schedule A hereto. The SAI is available without charge upon request by calling the toll-free number set forth above for LiFT, by writing or calling LiFT at the address or telephone number listed above, or over the Internet at www.sheltoncap.com. The SAI, dated May 15, 2026, is incorporated by reference into this Proxy Statement/Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Reorganization described in this Proxy Statement/Prospectus or the securities to be issued pursuant to the Reorganization under this Proxy Statement/Prospectus or determined if this Proxy Statement/Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

PROXY STATEMENT / PROSPECTUS TABLE OF CONTENTS

I.	INFORMATION ABOUT THE REORGANIZATIONS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, including documents incorporated by reference, as well as in the Plan. This Proxy Statement/Prospectus is qualified by reference to the more complete information contained herein and in the Prospectus of the Target Funds, dated July 31, 2025, as amended or supplemented to date, which includes information about the Target Funds, and in the Plan attached hereto as Exhibit A. Shareholders should read the entire Proxy Statement/Prospectus carefully before voting on the Plan.

B.	Reasons for the Proposal and Board Deliberations

The proposed Reorganizations were presented to the Board of Trustees of LiFT (the “Target Funds’ Board”) for consideration at a meeting held on March 4, 2026, with additional materials provided at the request of the Board following the meeting. At the meeting, STF Management, LP (“STFM”) informed the Target Funds’ Board that STFM had recently completed a strategic review of the management and operations of the Target Funds and determined that it would be advisable to pursue the reorganization of the Target Funds into a fund family managed by an asset management firm with significant experience successfully managing and operating funds.

The Target Funds’ Board reviewed information that had been provided in response to a request from the Target Funds’ Board for information regarding CCM Partners LP (d/b/a Shelton Capital Management (“SCM”)), the Acquiring Fund, and the proposed Reorganizations. The information reviewed included general details about SCM, the Acquiring Fund, and the Board of Trustees of Shelton Funds (the “Acquiring Fund’s Board”), the investment objective and strategies of the Acquiring Fund, a comparison of the unitary fees of the Target Funds to the unitary fees of the Acquiring Fund, and the expectation that SCM will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Fund in connection with the Reorganizations.

All of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Target Funds’ Board (the “Independent Trustees”) also discussed the proposed Reorganizations in executive session, without representatives of STFM or SCM present. For the reasons discussed below, together with other factors and information considered to be relevant but without identifying any single factor as all-important or controlling, the Target Funds’ Board, including its Independent Trustees, determined that each Reorganization is in the best interests of each respective Target Fund and its respective shareholders following the March 4, 2026 meeting, and unanimously voted to approve the Reorganizations and to present them to the respective shareholders of each Target Fund for approval. In determining whether to approve the Reorganization and to recommend approval to shareholders, the Target Funds’ Board (including the Independent Trustees) considered a number of factors, including the potential benefits and costs of the Reorganizations to the respective shareholders of the Target Funds. These considerations included the following, among others:

1.	A current portfolio manager of the Target Funds will continue as a portfolio manager of the Acquiring Fund, thereby contributing to the continuity of the management of the Acquiring Fund;

2.	The elimination of the STF Tactical Growth ETF investment strategy, and its similarity to the Acquiring Fund’s investment strategy;

3.	The investment objective, strategies, risks and policies of the STF Tactical Growth & Income ETF and the Acquiring Fund are the same, and the investment objective, risks and policies of the STF Tactical Growth ETF and the Acquiring Fund are similar;

4.	The unitary fees for the Acquiring Fund will be the same as the Target Funds, and STFM does not anticipate that the Reorganization will result in any decline in the level of services from the level of services that historically have been provided to the Target Funds;

5.	SCM’s prior experience with successfully integrating investment fund acquisitions;

6.	The nature, extent, and quality of the non-advisory services to be provided by various service providers to the Acquiring Fund following the closing of the Reorganizations;

7.	The terms of the Plan, noting that the transfer of the assets of each Target Fund will be in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all liabilities of the Target Funds;

8.	That no commission or other transaction fees will be imposed on the Target Funds’ shareholders in connection with the Reorganizations;

9.	That each Target Fund shareholder’s account will be credited with a number of Acquiring Fund shares equal to the value of the Target Fund shares that each shareholder holds immediately prior to its Reorganization and that the aggregate net asset value of Acquiring Fund shares to be credited to each Target Fund shareholder’s account will equal the aggregate net asset value of Target Fund shares that each shareholder holds immediately prior to the Reorganization. As a result, the economic interests of the Target Fund shareholders will not be diluted as a result of the Reorganizations except with respect to cash received for fractional shares;

10.	The Reorganizations are expected to each constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and each of the Target Funds and their respective shareholders generally will not recognize gain or loss for U.S. federal income tax purposes in the Reorganizations;

11.	The proposed Reorganizations will be submitted to the respective shareholders of the Target Funds for their approval;

12.	Shareholders of the Target Funds who do not wish to become shareholders of the Acquiring Fund may redeem their shares of the Target Funds at their respective net asset values before the Reorganizations; and

13.	The Target Funds’ shareholders will not incur any expenses in connection with the Reorganizations. SCM will be responsible for paying or facilitating the payment of the costs of the Reorganizations, including the payment of any costs associated with soliciting proxies from shareholders.

The Target Funds’ Board understood that, if the Reorganizations are completed, each Target Fund will become a series of Shelton Funds and will be advised by SCM, which would reorganize the Target Funds into a fund family managed by an asset management firm with significant experience successfully managing and operating funds.

The Target Funds’ Board also considered alternatives to the Reorganizations that were identified by STFM, including the liquidation of each Target Fund. After considering the merits and viability of these other alternatives, the Target Funds’ Board agreed with the assessment that the possible alternatives were less desirable than the Reorganizations.

The Target Funds’ Board was also advised that STFM intends to rely on Section 15(f) of the 1940 Act, which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s “affiliated persons” (as such term is defined in the 1940 Act), to receive any amount or benefit in connection with a change in control of the investment adviser as long as two conditions are met. The first condition is that, for a period of three years after the closing of the Reorganizations, at least 75% of the trustees of the Acquiring Fund must be persons who are not “interested persons” of the predecessor or successor advisor. Second, for a period of two years after the closing of the Reorganizations, there must not be imposed on the subject funds any “unfair burden” as a result of the acquisitions or any express or implied terms, conditions, or understandings related to them. An “unfair burden” would include any arrangement whereby an investment adviser, or any interested person of the investment adviser, would receive or be entitled to receive any compensation, directly or indirectly, from a fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of each subject fund (other than bona fide ordinary compensation as principal underwriter for the subject funds). In this regard, the Target Funds’ Board was informed that STFM and SCM have indicated that they intend to take the necessary actions to comply with this requirement of Section 15(f) and that, as a result, no special compensation arrangements are contemplated in connection with the Reorganizations. Specifically, SCM and Shelton Funds have agreed that, for the minimum time periods specified in Section 15(f) of the 1940 Act, they will ensure that (1) at least 75% of the trustees of Shelton Funds are not “interested persons” (as that term is defined in the 1940 Act) of SCM or STFM; and (2) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) will be imposed on the Acquiring Fund. None of the STFM Officers nor Directors have received or will in the future receive any monetary benefit in connection with the change of control of the investment adviser.

The Target Funds’ Board has approved the Plan and resulting Reorganizations, and recommends that you vote “FOR” the Proposal.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganizations will occur during the third quarter of 2026, or such other date as is agreed to by the parties, provided that the Acquiring Fund has obtained prior to that time an opinion of Davis Graham & Stubbs LLP, legal counsel to Shelton Funds, concerning the U.S. federal income tax consequences of the Reorganizations as set forth in the Plan. The Plan may be terminated, and the Reorganizations abandoned, at any time prior to the closing, whether before or after the requisite approval by the shareholders of each of the Target Funds, (i) by LiFT if any conditions precedent to the obligations of the Target Funds have not been fulfilled or waived, (ii) by Shelton Funds if any conditions precedent to the obligations of the Acquiring Fund have not been fulfilled or waived, or (iii) by mutual consent of the parties.

SCM will be responsible for paying its own professional fees, including legal and accounting fees, and other costs and expenses incurred by them or any of their affiliates in connection with the Proposal, provided that SCM will bear the costs associated with soliciting and obtaining the proxy vote of the shareholders of the Target Funds, including the proxy advisory firm fees. In addition to solicitations by mail, the officers and agents of the Target Funds also may solicit proxies, without special compensation, by telephone or via the Internet. The Reorganization of each Target Fund into the Acquiring Fund will be treated as a separate Reorganization, however, if only one of the Reorganizations is approved, and not the other, only the approved Reorganization will be consummated. In such event, the applicable Target Fund(s) will continue to operate and the Target Funds’ Board may take any further action, subject to approval by the shareholders of each Target Fund if required by applicable law, it deems to be in the best interest of the Target Fund(s) and their shareholders, including liquidating the Target Fund(s).

C.	Summary of the Proposed Plan and Resulting Reorganizations

If the shareholders of the Target Funds approve the Plan and the Reorganizations take place, then:

●	the Acquiring Fund will acquire substantially all of the assets, assume the liabilities, and continue the business of the Target Funds;

●	the Acquiring Fund will issue shares to the Target Funds, which the Target Funds will distribute pro rata to their respective shareholders;

●	the shareholders of the Target Funds will become shareholders of the Acquiring Fund; and

●	the shares of the Acquiring Fund received by the respective shareholders of the Target Funds will have the same net asset value (“NAV”) as such shareholder’s interest in the corresponding Target Funds immediately prior to the Reorganization. The Acquiring Fund shall not issue fractional shares, and cash shall be distributed to each Target Fund shareholder in lieu of fractional Acquiring Fund shares. For additional information regarding the tax consequences of receiving cash in lieu of fractional shares, see the “Material U.S. Federal Income Tax Consequences” section of this Proxy Statement/Prospectus.

No sales charges will be imposed on the shares of the Acquiring Fund issued in connection with the Reorganizations. The Reorganizations have been structured with the intention that they qualify, for U.S. federal income tax purposes, as a reorganization under the Code. Therefore, shareholders should not recognize any gain or loss on their exchange of shares of the Target Funds for shares of the Acquiring Fund for U.S. federal income tax purposes as a result of the Reorganizations.

D.	Summary Comparison of the Target Funds and the Acquiring Fund

1.	Investment Objectives, Principal Investment Strategies, Principal Risks, and Investment Policies

The investment objective and principal investment strategies for the Acquiring Fund are the same as the STF Tactical Growth & Income ETF and similar to those of the STF Tactical Growth ETF.

STF Tactical Growth & Income ETF, STF Tactical Growth ETF, and Shelton Tactical Growth & Income ETF

Investment Objectives

The investment objective of the STF Tactical Growth & Income ETF and the Shelton Tactical Growth & Income ETF (each, a “Growth & Income Fund”) is to seek long-term growth of capital and current income. The investment objective of the STF Tactical Growth ETF is to seek long-term growth of capital.

Principal Investment Strategies

The Acquiring Fund and the STF Tactical Growth & Income ETF have the same principal investment strategies Target Funds have similar principal investment strategies, with the exception that the Acquiring Fund utilizes an options spread strategy that is not applicable to the STF Growth ETF and certain other non-material differences. Additionally, the Acquiring Fund’s principal investment strategies includes that the Acquiring Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalents to respond to adverse market, economic, political, or other conditions, to look for suitable investment opportunities, or to maintain liquidity. This disclosure is not present in the discussions of the Target Funds’ principal investment strategies.

STF Tactical Growth ETF Principal Investment Strategies	Acquiring Fund Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by allocating its investments among a combination of (i) U.S. equity securities of large-cap companies that are listed on The Nasdaq Stock Market or ETFs that seek to replicate the performance of an investment in such large-cap companies (the “Equity Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Fund considers a large-cap company to be one that has a market capitalization of $5 billion or more, measures at the time of purchase.	The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by allocating its investments among a combination of (i) U.S. equity securities of large-cap companies that are listed on The Nasdaq Stock Market or ETFs that seek to replicate the performance of an investment in such large-cap companies (the “Equity Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Fund also may opportunistically employ an options spread strategy, as discussed in more detail below. The Fund considers a large-cap company to be one that has a market capitalization of $5 billion or more, measured at the time of purchase.
In making investment decisions for the Fund, STF Management LP (the “Adviser”), the Fund’s investment adviser, utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but is primarily quantitative in nature. The quantitative factors underlying the TUG Model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Equity Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.	In making investment decisions for the Fund, Shelton Capital Management (the “Adviser”), the Fund’s investment adviser, utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but is primarily quantitative in nature. The quantitative factors underlying the TUG Model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Equity Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the noncorrelative relationship between equities and fixed income securities, the TUG Model will assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit the Fund from the periodic reversals in equities by allocating assets to bond and/or Cash Equivalents.	The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the non-correlative relationship between equities and fixed income securities, the TUG Model will assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit the Fund from the periodic reversals in equities by allocating assets to bond and/or Cash Equivalents.
The TUG Model monitors several moving averages of various lengths to measure underlying trends within the universe of large-cap companies listed on The Nasdaq Stock Market. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength.	The TUG Model monitors several moving averages of various lengths to measure underlying trends within the universe of large-cap companies listed on The Nasdaq Stock Market. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. While the Fund’s exposure to sectors may change over time, as of December 31, 2025, the Fund had significant exposure to companies in the Electronic Components & Semiconductors Sector.

Options Spread Strategy

The Adviser also may opportunistically invest in options to seek to enhance the Fund’s return. The Fund’s options spread strategy typically consists of two components: (i) selling call options on one or more indexes that comprise the equity securities held by the Fund on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same index(es).

Short Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.

Long Call Options. When the Fund purchases a call option, the Fund pays an amount (premium) to acquire the right to buy shares of a reference asset at a strike price until the expiration date. In the event the reference asset appreciates in value above the strike price and the Fund exercises its call option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

The options purchased or sold by the Fund will typically have an expiration date approximately one month from the time of purchase or sale. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and call options purchased by the Fund will typically have a strike price that is higher (in some cases, significantly higher) than the current price of the reference asset. The call options used by the Fund will be traded on a national securities exchange and be settled in cash.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

STF Tactical Growth & Income ETF Principal Investment Strategies	Acquiring Fund Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by allocating its investments among a combination of (i) U.S. equity securities of large-cap companies that are listed on The Nasdaq Stock Market or ETFs that seek to replicate the performance of an investment in such large-cap companies (the “Equity Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Fund also may opportunistically employ an options spread strategy, as discussed in more detail below. The Fund considers a large-cap company to be one that has a market capitalization of $5 billion or more, measured at the time of purchase.	Same.
In making investment decisions for the Fund, STF Management LP (the “Adviser”), the Fund’s investment adviser, utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but is primarily quantitative in nature. The quantitative factors underlying the TUG Model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Equity Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.	Same.
The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the non-correlative relationship between equities and fixed income securities, the TUG Model will assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit the Fund from the periodic reversals in equities by allocating assets to bond and/or Cash Equivalents.	Same.
The TUG Model monitors several moving averages of various lengths to measure underlying trends within the universe of large-cap companies listed on The Nasdaq Stock Market. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength.	Same.

Options Spread Strategy

The Adviser also may opportunistically invest in options to seek to enhance the Fund’s return. The Fund’s options spread strategy typically consists of two components: (i) selling call options on one or more indexes that comprise the equity securities held by the Fund on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same index(es).

Short Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.

Long Call Options. When the Fund purchases a call option, the Fund pays an amount (premium) to acquire the right to buy shares of a reference asset at a strike price until the expiration date. In the event the reference asset appreciates in value above the strike price and the Fund exercises its call option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

The options purchased or sold by the Fund will typically have an expiration date approximately one month from the time of purchase or sale. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and call options purchased by the Fund will typically have a strike price that is higher (in some cases, significantly higher) than the current price of the reference asset. The call options used by the Fund will be traded on a national securities exchange and be settled in cash.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. While the Fund’s exposure to sectors may change over time, as of December 31, 2025, the Fund had significant exposure to companies in the Electronic Components & Semiconductors Sector.

Same, except that because the Acquiring Fund currently has no assets, the statement regarding Fund’s non-diversification status and holding of the Fund as of December 31, 2025 is not applicable at this time.

Principal Risks

In evaluating the Reorganizations, you should consider carefully the risks of the Acquiring Fund if the Reorganization is approved and completed. Investing in the Acquiring Fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. An investment in the Acquiring Fund may not be appropriate for all shareholders. For a complete description of the risks of an investment in the Acquiring Fund, see the section in the Acquiring Fund’s prospectus dated May 15, 2026 entitled “Principal Investment Risks.”

The principal risks of investing in the Acquiring Fund and each Target Fund are shown in the chart below. Some of the principal risks are identical to, or the same as, the corresponding risk of the Target Fund. The Acquiring Fund also has additional principal risks that are not applicable to the STF Growth ETF.

As with any investment, you could lose all or part of your investment in the Funds, and each Fund’s performance could trail that of other investments. There is no guarantee that the Funds will achieve their investment objective. The Funds are subject to the principal risks noted in the chart below, any of which may adversely affect such Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

STF Tactical Growth ETF Principal Investment Risks	Acquiring Fund Principal Investment Risks
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.	Same.
Not Applicable.

Derivatives Securities Risk. The Fund invests in options that derive their performance from the performance of one or more indexes that comprise the equity securities held by the Fund. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

●  Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. While the Fund will segregate liquid assets at least equal in value to the maximum potential loss for the Fund, the Fund could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

Equity Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.	Same.

ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

● Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●   Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●  Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●  Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

●Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●  Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., short positions and derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●   Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●   Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●   Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

Fixed Income Risk. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers and are subject to various risks, including call, credit, extension and interest rate risks.

●     Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

●     Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

●     Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

●     Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis).

Same.
Not Applicable.	Implied Volatility Risk. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
Not Applicable.	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.	Same.
Manufacturing Sector Risk. Companies in the Manufacturing Sector can be significantly affected by supply and demand both for their specific product or service and for Manufacturing Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.	Same.

Market Capitalization Risk.

●     Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Same.
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.	Same.
Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.	Same.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.	Same.
Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.	Same.
Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.	Same.
Not Applicable.	Tax Risk. The writing of options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Options entered into by the Fund may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.	Same.

STF Tactical Growth & Income ETF Principal Investment Risk	Acquiring Fund Principal Investment Risks
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.	Same.

Derivatives Securities Risk. The Fund invests in options that derive their performance from the performance of one or more indexes that comprise the equity securities held by the Fund. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

●  Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. While the Fund will limit its leverage risk based on its value-at-risk test (or “VaR”), the Fund could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

Same.

Equity Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.	Same.

ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

●     Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●     Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., short positions and derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●     Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●     Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●     Trading Risk. Although Shares are listed for trading on The NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

Same.

Fixed Income Risk. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers and are subject to various risks, including call, credit, extension and interest rate risks.

●     Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

●    Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

●   Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

●     Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis).

Same.
Implied Volatility Risk. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.	Same.
Not Applicable.	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.	Same.
Manufacturing Sector Risk. Companies in the Manufacturing Sector can be significantly affected by supply and demand both for their specific product or service and for Manufacturing Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.	Same.

Market Capitalization Risk.

●     Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.	Same.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.	Same.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.	Same.
Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.	Same.
Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.	Same.
Tax Risk. The writing of options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Options entered into by the Fund may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions.	Same.
U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.	Same.

Investment Policies

The fundamental and non-fundamental investment policies of the Acquiring Fund are the same as the fundamental and non-fundamental investment policies of each Target Fund.

2.	Investment Advisory Services

Prior to March 30, 2026, STFM served as the investment adviser of the Target Funds. STFM is located at 6136 Frisco Square Boulevard, Suite 400, Frisco, Texas 75034. As of March 25, 2026, STFM managed approximately $92 million in assets under management on behalf of the Target Funds. Subject to the overall supervision of the Target Funds’ Board, STFM managed the overall investment operations of the Target Funds pursuant to the terms of an investment advisory agreement between LiFT and STFM (the “STFM Advisory Agreement”). Under the terms of the STFM Advisory Agreement, each Target Fund paid STFM a unitary management fee that is computed daily and paid not less than monthly in arrears at an annual rate of 0.65% of such Target Funds’ daily net assets. From the unitary management fee, STFM paid most of the expenses of the Target Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services. However, under the STFM Advisory Agreement, STFM was not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by LiFT under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

SCM is the investment adviser of the Acquiring Fund, and effective March 30, 2026, is the investment adviser to each Target Fund. SCM is located at 1401 Lawrence Street, Suite 1550, Denver, Colorado 80202. SCM was organized as a California corporation in 1985 and is registered with the SEC as an investment adviser. As of March 31, 2026, SCM managed over $6.8 billion of net assets on behalf of all series in Shelton Funds. Subject to the overall supervision of the Target Funds’ Board, SCM serves as investment adviser to each Target Fund pursuant to an interim investment advisory agreement between LiFT and SCM (the “Interim Agreement”), which contains the same terms as the STFM Advisory Agreement except: (i) that SCM serves as each Target Fund’s investment adviser; (ii) the Interim Agreement is subject to a 150-day term, (iii) the fees payable to SCM under the Interim Agreement, excluding operational expenses paid pursuant to the unitary fee, will be held in escrow pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended; and (iv) certain other immaterial changes such as the date of the Interim Agreement.

Subject to the direction and control of the Acquiring Fund’s Board, SCM formulates and implements investment programs for the Acquiring Fund, pursuant to an investment advisory agreement between Shelton Funds and SCM (the “SCM Advisory Agreement”). For its services, the Acquiring Fund pays SCM a unitary management fee that is computed daily and paid not less than monthly in arrears at an annual rate of 0.65% of each of the Acquiring Fund’s daily net assets. From the unitary management fee, SCM will pay most of the expenses of the Acquiring Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services. However, under the SCM Advisory Agreement, SCM is not responsible for (i) its advisory fees payable under the SCM Advisory Agreement; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) dividend and interest expenses related to short sales, (v) taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), (vi) acquired fund fees and expenses, (vii) certain compliance costs, (viii) costs of holding shareholder meetings, (ix) litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Acquiring Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Acquiring Fund’s securities lending program, if applicable.

SCM will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Fund. Accordingly, there will be substantial continuity between the day-to-day management of the portfolio of the Target Funds and the Acquiring Fund despite the change in investment adviser.

3.	Distribution Services

Foreside Fund Services, LLC (“Foreside”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, currently serves as the distributor for the Target Funds. Foreside distributes creation units for the Target Funds on an agency basis and does not maintain a secondary market in the Target Funds’ shares. Foreside is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).

RFS Partners, LP Distributors LLC (the “Distributor”), located at 1401 Lawrence Street, Suite 1550, Denver, CO 80202, serves as the distributor for the Acquiring Fund. The Acquiring Fund’s shares are continuously offered for sale only in Creation Units (discussed below) on a best efforts basis. The Distributor does not maintain a secondary market in the Acquiring Fund’s shares. The Distributor is a registered broker-dealer and member of FINRA.

4.	Rule 12b-1 Plan

The Target Funds

The LiFT Board has adopted a Distribution and Service Plan (the “LiFT Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the LiFT Plan, each Target Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Target Funds.

The Acquiring Fund

The Shelton Funds’ Board has adopted a Distribution and Service Plan (the “Shelton Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Shelton Plan, the Acquiring Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Acquiring Fund.

E.	Other Significant Considerations and Consequences of the Proposed Reorganization

As a result of the Reorganizations, SCM will serve as the investment adviser to the Acquiring Fund. In connection with the Reorganizations, SCM will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Fund. SCM does not expect that the proposed Reorganizations will result in a diminution in the level or quality of service that shareholders of the Acquiring Fund will receive as compared to what they currently experience as shareholders of the corresponding Target Fund. To the contrary, as noted above, SCM expects the shareholders of the Target Funds to experience improved levels of investment management and customer services as shareholders of the Acquiring Fund as a result of SCM’s relative resources as compared to STFM, the number of funds overseen by SCM, and SCM’s internal customer service function.

The unitary fee for the Acquiring Fund will be the same as the unitary fee currently charged to the Target Funds for at least two years following the Reorganization.

The Target Funds and the Acquiring Fund have different boards of trustees and service providers. The following table identifies the principal service providers of the Target Funds and the Acquiring Fund:

SERVICE PROVIDER	TARGET FUNDS	ACQUIRING FUND
Accounting Services	U.S. Bank Global Fund Services	Paralel Technologies LLC
Administrator	U.S. Bank Global Fund Services	Shelton Capital Management
Transfer Agent	U.S. Bank Global Fund Services	State Street Bank & Trust Company
Custodian	U.S. Bank National Association	State Street Bank & Trust Company
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.

As noted above, the Acquiring Fund will be supervised by the Acquiring Fund’s Board. For information regarding the Acquiring Fund’s Board, please see the Statement of Additional Information for the Acquiring Fund, dated May 15, 2026, as may be supplemented to date.

The proposed Reorganizations are not expected to have any adverse U.S. federal income tax consequences to the Target Funds or their shareholders.

F.	Summary of the Material U.S. Federal Income Tax Consequences of the Proposed Reorganizations

The Target Funds will have received on the Closing Date (as defined in the Plan) an opinion of Davis Graham & Stubbs LLP, legal counsel to Shelton Funds, to the effect that the proposed Reorganizations will constitute a reorganization within the meaning of Section 368(a) of the Code. As reorganizations, no gain or loss would be recognized by the Target Funds upon the transfer of assets solely in exchange for shares of the Acquiring Fund and its assumption of liabilities or by shareholders of the Target Funds upon their exchange of Target Funds shares for shares of the Acquiring Fund (except for cash received in lieu of fractional shares). The aggregate tax basis for the shares of the Acquiring Fund received by a shareholder of the Target Funds would be the same as the shareholder’s aggregate tax basis for the shares of the respective Target Fund that are surrendered in the exchange. In addition, the holding period of the shares of the Acquiring Fund that are received in connection with the Reorganizations would be expected to include the period during which the shares of the Target Funds to be exchanged were held, as long as the shares of the applicable Target Funds were held as capital assets by the exchanging shareholders on the date of the exchange. Target Fund shareholders who acquired different blocks of Target Fund shares at different times or at different prices should consult their tax advisors concerning their basis and holding period of the shares of Acquiring Fund stock received.

II.	COMPARISON FEE TABLES AND EXAMPLES

A.	Fee Tables

With respect to the Target Funds and the Acquiring Fund, you will indirectly pay various expenses because the Target Funds and the Acquiring Fund pay fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Target Funds or the Acquiring Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma information has been presented with respect to the Acquiring Fund because the Acquiring Fund will not commence operations until the applicable Reorganization is completed. The Reorganizations themselves will not cause a shareholder to directly pay any additional fees, but there can be no assurances about the net expense ratios, which may increase depending on various factors.

Each of the Target Funds

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%

The Acquiring Fund (Pro Forma)

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%

B.	Example

The example set forth below is intended to help you compare the cost of investing in the Target Funds and the Acquiring Fund with other funds.

The example assumes that you invest $10,000 in the specified funds for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the operating expenses of the specified funds remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Each of the Target Funds

STF Tactical Growth ETF

One Year	Three Years	Five Years	Ten Years
$66	$208	$362	$810

STF Tactical Growth & Income ETF

One Year	Three Years	Five Years	Ten Years
$66	$208	$362	$810

The Acquiring Fund (Pro Forma)

One Year	Three Years	Five Years	Ten Years
$66	$208	$362	$810

III.	THE PROPOSED PLAN AND RESULTING REORGANIZATIONS

The following is a summary of certain key information concerning the proposed Reorganizations in respect of the investment adviser. Keep in mind that more detailed information in respect of the Reorganizations themselves appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

SCM is the investment adviser to the Acquiring Fund. In connection with SCM’s acquisition of the assets necessary to manage, administer, and operate the Target Funds, SCM and STFM entered into an Asset Purchase Agreement on February 23, 2026 (the “Agreement”), pursuant to which SCM acquired substantially all of the assets of STFM relating to the management of the Target Funds. The transactions contemplated by the Agreement were completed on March 30, 2026. The Reorganizations are related to the transaction contemplated by the Agreement. Material terms of the Agreement are summarized below.

Purchased Assets. On March 30, 2026 (the “Transaction Closing Date”), SCM acquired substantially all of the assets of STFM necessary to management of the Target Funds as previously conducted by STFM, including, but not limited to:

●	Books and records, including business and financial records, employee files, data, client files, security holdings information, and reports;

●	All rights, ownership and interests in performance track records and other intellectual property relating to the investment strategies used by STFM in managing the Target Funds and related client accounts, including all records of historical investment performance;

●	All rights, ownership and interests in performance track records and other intellectual property relating to investment strategies that were being researched, developed, or otherwise prepared by STFM;

●	All marketing and sales materials, including marketing data and client and prospect lists; and

●	All intellectual property and intangible assets used in the STFM Business, including copyrights, trademarks, trade names, trade secrets, domain names, websites (including code, content, and graphics), software and related source code, databases, processes, techniques, know-how, and similar rights, as well as licenses and permissions related thereto to the extent assignable.

Additional Terms. The lead portfolio manager of STFM became an employee of SCM as of the Transaction Closing Date and continues in his roles with respect to the Target Funds. Non-Competition and Non-Solicitation. STFM and certain related parties agreed to customary non-competition and non-solicitation covenants for specified periods following the Transaction Closing Date.

A.	Summary of the Proposed Reorganizations

Pursuant to the Plan, the Acquiring Fund will acquire all of the assets, and assume the liabilities, of the Target Funds solely in exchange for that number of shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the Target Funds as of the close of business on the business day immediately preceding the Closing Date of the proposed Reorganizations (the “Valuation Date”). Immediately thereafter, the Target Funds will distribute the Acquiring Fund’s shares to their shareholders by establishing accounts on the Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of the applicable Acquiring Fund’s shares deliverable to them, in complete liquidation of the Target Fund. The Acquiring Fund shall not issue fractional shares, and cash shall be distributed to each Target Fund shareholder in lieu of fractional Acquiring Fund shares. Certificates evidencing the Acquiring Fund’s shares will not be issued to the Target Funds’ shareholders.

Until the Closing Date of the proposed Reorganization, APs will continue to be able to redeem shares of the Target Funds at their respective NAVs per share next determined after receipt of a redemption request in proper form by the Target Funds through its fund administrator, only on a day on which the Exchange is open for business. Redemption and purchase requests by APs received after the Closing Date will be treated as requests received for the redemption or purchase of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization. After the proposed Reorganization is consummated, all of the issued and outstanding shares of the Target Funds will be canceled on the books of the Target Funds and the transfer books of the Target Funds will be permanently closed.

The assets transferred by the Target Funds to the Acquiring Fund will include all investments of the Target Funds held in its portfolio as of the Valuation Date and all other assets of the Target Funds as of such time. No sales charges will be imposed on the shares of the Acquiring Fund issued in connection with the proposed Reorganization.

Since the shares of the Acquiring Fund will be issued at NAV in exchange for the net assets of the Target Funds having a value equal to the aggregate NAV of the shares of the Target Funds as of the Valuation Date, the NAV per share of the Acquiring Fund should remain virtually unchanged solely as a result of the Reorganizations. Thus, the Reorganization should not result in dilution of the NAV of the Target Funds or the Acquiring Fund immediately following consummation of the Reorganization. However, a shareholder of the Target Funds may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

If the Plan is approved by the Target Funds’ shareholders at each of the special meetings, all applicable regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the third quarter of 2026, or such other date as is agreed to by the parties. If the Plan is not approved by a Target Fund’s shareholders, then such Target Fund will continue to operate and the Target Funds’ Board may take any further action it deems to be in the best interest of such Target Fund and its shareholders, including liquidating such Target Fund, in all cases subject to approval by the shareholders of such Target Fund if required by applicable law.

B.	Terms of the Plan

The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

Valuation. The assets of the Target Funds will be valued as of the time at which the NAV is calculated pursuant to the valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information on the Valuation Date, or at such time on such earlier or later date as may be mutually agreed on in writing by the parties. The valuation procedures of the Acquiring Fund is substantially similar to the valuation procedures of the Target Funds.

The NAV of each share of the Acquiring Fund will be its NAV per share computed on the Valuation Date, using the market valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information as of the Valuation Date.

Issuance and Distribution of the Acquiring Fund’s Shares. On the Closing Date, the Acquiring Fund will deliver to the Target Funds a number of shares of the Acquiring Fund, the number of which will be determined by dividing (i) the value of the applicable Target Fund’s assets, net of such Target Fund’s liabilities, as of the Valuation Date, computed pursuant to the valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information, by (ii) the NAV of one share of the Acquiring Fund, as of the Valuation Date, computed using the market valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information. The Target Funds will then distribute the shares of the Acquiring Fund received pro rata to their shareholders of record as of the Valuation Date in exchange for such shareholders’ proportional interests in such Target Funds. The Acquiring Fund shares received by a Target Fund shareholder will have the same aggregate NAV as such shareholder’s interest in such Target Fund as of the Valuation Date. The Acquiring Fund shall not issue fractional shares, and cash shall be distributed to each Target Fund shareholder in lieu of fractional Acquiring Fund shares.

Expenses. SCM will be responsible for paying its own professional fees, including legal and accounting fees, and other costs and expenses incurred by them or any of their affiliates in connection with the Reorganization. SCM will bear the costs associated with soliciting and obtaining the proxy vote of the shareholders of each of the Target Funds, including the proxy advisory firm fees.

Required Approvals. With respect to each Target Fund, assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” (as such phrase is defined in the 1940 Act) of the Target Fund’s shareholders. The “vote of a majority of the outstanding voting securities” means, with regard to shares of a Target Fund: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding shares present at the meeting if more than 50% of the aggregate outstanding shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding shares of such Target Fund.

The approval of the Plan by the shareholders of each of the Target Funds is required for the consummation of the Reorganization. If a quorum does not exist as of the date of the special meetings or if the Plan is not approved by a Target Fund’s shareholders, LiFT may seek to adjourn one or both of the special meetings of shareholders, in whole or in part, to obtain sufficient votes to approve the Plan by the shareholders of one or both of the Target Funds.

Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by Target Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. The obligations of the Target Funds and the Acquiring Fund pursuant to the Plan are subject to various conditions, including the requisite approval of the Reorganization by each Target Fund’s shareholders, the receipt of a legal opinion as to tax matters, and the confirmation by LiFT, on behalf of the Target Funds, and Shelton Funds, on behalf of the Acquiring Fund, of the continuing accuracy of their respective representations and warranties contained in the Plan.

Termination. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Target Funds, at any time prior to the Closing Date, (i) by LiFT if any conditions precedent to the obligations of the Target Funds have not been fulfilled or waived, (ii) by Shelton Funds if any conditions precedent to the obligations of the Acquiring Fund has not been fulfilled or waived, or (iii) by mutual consent of LiFT and Shelton Funds.

Indemnification. Shelton Funds and the Acquiring Fund has agreed to indemnify LiFT and the Target Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by Shelton Funds, on behalf of the Acquiring Fund.

LiFT and the Target Funds have agreed to indemnify Shelton Funds and the Acquiring Fund and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by LiFT, on behalf of the Target Funds.

C.	Description of the Acquiring Fund’s Shares

Each share of the Acquiring Fund issued to a Target Fund shareholder in connection with the Reorganization will be duly authorized, validly issued, fully paid, and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The Acquiring Fund’s shares will be sold and redeemed based upon the NAV of the Acquiring Fund next determined after receipt of the purchase or redemption request.

D.	Material U.S. Federal Income Tax Consequences

The following discussion summarizes certain material U.S. federal income tax consequences of the Reorganizations, including an investment in the Acquiring Fund’s shares, that are applicable to shareholders of the Acquiring Fund. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local, or foreign income tax or any other tax consequences of the Reorganizations or of holding the Acquiring Fund’s shares. Except where otherwise expressly stated, this discussion does not address issues of special concern to “Foreign Shareholders” of a Target Fund, as that term is defined under “Foreign Shareholders” below.

Tax Treatment. The Acquiring Fund shareholder’s tax treatment may vary depending on such shareholder’s particular situation. Acquiring Fund shareholders may also be subject to special rules not discussed below if such shareholder is a certain kind of Target Fund shareholder, including, but not limited to, any of the following: (i) an insurance company; (ii) a tax-exempt organization; (iii) a financial institution or broker-dealer; (iv) a person who is neither a citizen nor resident of the United States nor an entity organized under the laws of the United States or a political subdivision thereof; (v) a shareholder who holds Target Fund shares as part of a hedge, straddle, or conversion transaction; (vi) a person who does not hold Target Fund shares as capital assets at the time of the Reorganization; (vii) a holder of Target Fund shares through a tax-deferred account; (viii) a private foundation; (ix) an entity taxable as a partnership for U.S. federal income tax purposes or an investor in such an entity; or (x) a regulated investment company.

The Acquiring Fund has not requested and will not request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Reorganizations or any related transaction. The IRS could adopt positions contrary to those discussed below, and such positions could be sustained. Target Fund shareholders are urged to consult with their own tax advisers and financial planners as to the particular tax consequences to them of the applicable Reorganization and of holding Acquiring Fund shares, including the applicability and effect of any state, local, or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of each Reorganization as Tax-Free “Reorganization” Under the Code. The obligation of the Acquiring Fund and the Target Funds to consummate each Reorganization is contingent upon Shelton Fund’s receipt of an opinion from Davis Graham & Stubbs LLP, legal counsel to Shelton Funds, to the effect that the Reorganizations will qualify as a “reorganization” under Section 368(a) of the Code. The opinion of Davis Graham & Stubbs LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Davis Graham & Stubbs LLP will also rely upon certain representations of Listed Funds Trust and Shelton Funds and upon customary assumptions, including, among other things, that the Reorganizations will be consummated in accordance with the Plan and other operative documents and as described herein. If any of these representations or assumptions is inaccurate, the tax consequences of the Reorganizations could differ materially from those summarized herein.

The opinion of Davis Graham & Stubbs LLP that will be rendered as a condition to closing the Reorganizations, will be substantially to the effect that, separately for each Reorganization and the applicable Target Fund:

•	The acquisition by the Acquiring Fund of all of the assets of the Target Fund (the “Assets”) in exchange solely for shares of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption of the liabilities of the Target Fund (the “Liabilities”) by the Acquiring Fund, followed by the distribution of the Acquiring Fund Shares to the Target Fund shareholders in exchange for their shares in the Target Fund (the “Target Fund Shares”) in complete liquidation and termination of the Target Fund will constitute a reorganization under section 368(a) of the Code, and the Target Fund and the Acquiring Fund each will be considered a “party to a reorganization” within the meaning of section 368(b) of the Code;

•	No gain or loss will be recognized by the Target Fund on the transfer of the Assets in exchange for Acquiring Fund Shares or the assumption by the Acquiring Fund of the Liabilities, or upon the distribution of the Acquiring Fund Shares to the Target Fund shareholders in complete liquidation of the Target Fund, except for (A) any gain or loss recognized on (1) “section 1256 contracts” as defined in section 1256(b) of the Code or (2) the transfer of stock in a “passive foreign investment company” as defined in section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Target Fund, or (2) upon the transfer of an Asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

•	The tax basis of the Assets will be the same to the Acquiring Fund as the tax basis of such Assets to the Target Fund immediately prior to the Reorganization, except that the Acquiring Fund’s tax basis will be increased by any gain recognized by the Target Fund in the Reorganization, and the holding period of each Asset in the hands of the Acquiring Fund will include the period during which such Asset was held by the Target Fund, except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period;

•	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

•	No gain or loss will be recognized by the shareholders of the Target Fund upon the receipt of the Acquiring Fund Shares by such shareholders in exchange for their Target Fund Shares (except to the extent of cash received in lieu of a fractional Target Fund Share);

•	The aggregate tax basis of the Acquiring Fund Shares (including any fractional share interest for which cash is received), received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares (including any fractional share interest for which cash is received) received by each Target Fund shareholder will include the period during which the Target Fund Shares exchanged were held by such shareholder, provided such Target Fund Shares are held as capital assets at the time of the Reorganization;

•	The Acquiring Fund will succeed to the tax attributes of the Target Fund that are described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381 through 384 of the Code and the regulations thereunder; and

•	The payment of cash in lieu of fractional share interests of Acquiring Fund shares will be treated as if the fractional shares were distributed as part of the exchange and then redeemed by Acquiring Fund. The cash payment will be treated as a distribution in full payment in exchange for the stock treated as redeemed.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on the Target Fund or the Acquiring Fund with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction, or (3) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

An opinion of counsel is not binding on the IRS or any court. If either Reorganization does not qualify as a reorganization under the Code, the relevant Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund that is otherwise subject to federal income tax would recognize taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received. The discussion below assumes the accuracy of the opinion of Davis Graham & Stubbs LLP concerning the federal income tax consequences of the Reorganization.

As described in the opinion of Davis Graham & Stubbs LLP, no gain or loss will be recognized by the Target Funds upon the transfer of assets solely in exchange for shares of the Acquiring Fund and its assumption of liabilities or by shareholders of the Target Funds upon their exchange of Target Fund shares for Acquiring Fund shares (except for cash received in lieu of fractional shares).

Upon exchanging Target Fund shares in return for Acquiring fund shares in a Reorganization, a Target Fund shareholder generally will not recognize gain or loss, except with respect to cash received in lieu of fractional Acquiring Fund shares (as discussed below). The aggregate tax basis of the Acquiring Fund shares that a Target Fund shareholder receives in a Reorganization (including any fractional shares deemed received and exchanged for cash, as discussed below) will equal the Target Fund shareholder’s aggregate adjusted tax basis in the Target Fund shares surrendered in the Reorganization. A Target Fund shareholder’s holding period for the Acquiring Fund shares received in the Reorganization (including any fractional share deemed received and exchanged for cash, as discussed below) will include the Target Fund shareholder’s holding period for the shares of Target Fund surrendered in the Reorganization. Target Fund shareholders who acquired different blocks of Target Fund shares at different times or at different prices should consult their tax advisors concerning their basis and holding period of the shares of Acquiring Fund stock received.

A Target Fund shareholder who receives cash in lieu of a fractional Acquiring Fund share will be treated as having received such fractional share pursuant to the Reorganization and then as having sold such fractional Acquiring Fund share to the Acquiring Fund for cash. As a result, a Target Fund shareholder generally will recognize capital gain or loss equal to the difference between the amount of cash received for such fractional share and the shareholder’s basis in the fractional Acquiring Fund share deemed received as set forth above. Such capital gain or loss generally will be long-term capital gain or loss if, as of the effective date of the Reorganization, the Target Fund shareholder’s holding period for such fractional share (as described above) exceeds one year. Long-term capital gains of individuals are generally eligible for reduced rates of taxation. The deductibility of capital losses is subject to limitations.

The Target Funds and the Acquiring Fund have not made any investigation as to the state, local, or foreign tax consequences of the Reorganizations to the Target Funds or the Acquiring Fund or their respective shareholders.

Immediately prior to each Reorganization, each Target Fund will declare and pay a distribution to shareholders of all such Target Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in the taxable year ending on the day of such Reorganization. Any such distribution generally will be taxable to the applicable Target Fund shareholders.

Shareholders of the Target Funds should consult their own advisors concerning potential tax consequences of the Reorganizations to them, including any applicable foreign, state, or local income tax consequences.

Capital Loss Carryforwards. Federal income tax law generally permits a regulated investment company, such as the Target Funds, to carry forward indefinitely net capital losses to offset its capital gains recognized in future years. At March 31, 2025, the net capital loss carryforwards of the Target Funds were as follows:

Fund:	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
STF Tactical Growth & Income ETF	$0	$51,627

STF Tactical Growth ETF	$0	$0

Since the Reorganizations are not expected to close until the third quarter of 2026, the net capital losses as of the taxable year of each Target Fund ending on the Closing Dates of the Reorganizations may be significantly different from the amounts shown above due to intervening realized capital gains and losses.

It is anticipated that, in each Reorganization, any net capital losses of a Target Fund will carry over to the Acquiring Fund. Under current law, capital loss carryforwards received by the Acquiring Fund from a Target Fund in a Reorganization will be treated as short-term capital losses in the first taxable year of the Acquiring Fund ending after the closing of the Reorganization. Each Reorganization may result in significant limitations on the Acquiring Fund’s ability to utilize any capital loss carryforwards received from the relevant Target Fund.

Foreign Shareholders. This discussion applies to “Foreign Shareholders” of the Target Funds. The term “Foreign Shareholder” refers to a beneficial owner of shares of a Target Fund or, as applicable, the Acquiring Fund, that, for U.S. federal income tax purposes, is not a citizen or resident of the United States, a corporation or partnership created or organized in or under the laws of the United States or any state thereof, an estate the income of which is subject to U.S. federal income taxation regardless of its source, or a trust (i) if a U.S. court can exercise primary supervision over the trust’s administration and one or more U.S. persons are authorized to control all substantial decisions of the trust, or (ii) that has made a valid election to be treated as a U.S. person for U.S. federal income tax purposes.

If, as anticipated, each of the Reorganizations qualifies as a “reorganization” within the meaning of section 368(a) of the Code, a Foreign Shareholder of a Target Fund is not expected to be subject to U.S. federal income tax or U.S. federal withholding tax on any gain realized upon the exchange of Target Fund shares for Acquiring Fund shares pursuant to the applicable Reorganization, and such exchange generally will not be treated as a distribution subject to the 30% U.S. withholding tax (or a lower applicable treaty rate,) that may apply to certain ordinary income distributions from a regulated investment company.

Dividends of “investment company taxable income” received by a Foreign Shareholder from the Acquiring Fund (whether or not reinvested in shares of the Acquiring Fund) will be subject to U.S. federal withholding tax at a 30% rate (or lower applicable treaty rate), except that such distributions properly reported as short-term capital gain dividends or interest-related dividends will generally be exempt from U.S. withholding tax.

A Foreign Shareholder in the Acquiring Fund will generally not be subject to U.S. federal income tax on capital gain dividends or on amounts retained by the Fund that are properly reported as undistributed capital gains, and will not be subject to U.S. federal income taxation on any gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund. However, special rules would apply to foreign shareholders if shares of the Acquiring Fund were to constitute “U.S. real property interests” (“USRPIs”) as defined in the Code, or, in certain cases, if the Fund’s distributions are attributable to gain from the sale or exchange of a USRPI.

A Foreign Shareholder of a Target Fund may be required to provide the Target Fund, the Acquiring Fund or the Foreign Shareholder’s broker or other financial intermediary with a properly completed IRS Form W-8BEN, Form W-8BEN-E or another applicable IRS Form W-8 in order to qualify for the exemption from U.S. withholding taxes on interest-related dividends or short-term capital gain dividends, or for a reduced rate of withholding taxes under an income tax treaty on dividends from the Acquiring Fund, or an exemption from backup withholding (See “Backup Withholding” below) due to its status as a Foreign Shareholder. To claim a refund of any backup withholding taxes or any Acquiring Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

The U.S. federal income tax rules applicable to Foreign Shareholders are complex and depend on each Foreign Shareholder’s specific circumstances. Accordingly, Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of the Reorganizations and of an investment in the Acquiring Fund, including the applicability and effect of any U.S. income tax treaties.

Shares Held Through Foreign Accounts. Under provisions of the Code commonly referred to as “FATCA”, the Acquiring Fund must withhold 30% of certain distributions it pays to Foreign Shareholders that fail to meet prescribed information reporting or certification requirements or, in certain cases, fail to agree with the IRS to undertake certain diligence, reporting and withholding requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable Form W-8, respectively.

Backup Withholding. The Target Funds and the Acquiring Fund, or a shareholder’s broker or other financial intermediary, may be required to withhold U.S. federal income tax (“backup withholding”) from any taxable distributions and, in certain circumstances, from the proceeds of redemptions, exchanges or other dispositions of Fund shares at the applicable backup withholding rate if a shareholder (i) fails to furnish the Fund or its agent with a correct taxpayer identification number, (ii) is notified by the IRS that it has failed to report properly certain interest or dividend income, or (iii) fails to certify, when required, that it is not subject to backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability or refunded, if the required information is timely provided to the IRS. In general, a Foreign Shareholder that has provided its broker or other financial intermediary with a properly completed and valid applicable IRS Form W-8 establishing its foreign status will not be subject to backup withholding.

E.	Comparison of Shareholder Rights

The rights of the shareholders of the Target Funds and the shareholders of the Acquiring Fund are substantially similar, with no material differences.

Governing Law. Each Target Fund is organized as a separate series of LiFT. The Acquiring Fund is organized as a series of Shelton Funds. Each of LiFT and Shelton Funds is organized as a statutory trust under Delaware law.

Each of LiFT and Shelton Funds is authorized to issue an unlimited number of shares of beneficial interest, no par value and to classify or reclassify any issued shares or any series or classes into one or more series or classes. The operations of the Target Funds and the Acquiring Fund are governed by their respective trust instruments, bylaws, and applicable law.

Shareholder Rights. Under their respective organizational documents, shareholders of the Target Funds and the Acquiring Fund, as applicable, are not entitled to preemptive rights or conversion rights. Furthermore, shareholders of the Target Funds do not have dissenters’ or appraisal rights.

Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment adviser was unable to meet its obligations. Both the Target Funds and the Acquiring Fund are required to indemnify their respective trustees, as applicable, and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as trustees or officers, except under certain limited circumstances relating to the culpability of such trustees or officers.

Board of Trustees. The Target Funds’ Board is comprised of three Independent Trustees. The Acquiring Fund’s Board is comprised of three Independent Trustees and one interested trustee.

For more information, refer to the Statement of Additional Information for the Target Funds, dated July 31, 2025, as amended and supplemented to date, and the Statement of Additional Information for the Acquiring Fund, dated May 15, 2026, as may be supplemented to date.

F.	Capitalization

The following discussion assumes that the Reorganization of each Target Fund is consummated. Since each Reorganization is not contingent upon the other, other outcomes may apply. The following tables show the capitalization of each Target Fund and Acquiring Fund as of March 31, 2025 and September 30, 2025, giving effect to the proposed Reorganization. The tables are examples of the number of shares of each of the Target Funds that would be exchanged for shares of the Acquiring Fund if the Reorganizations were consummated on March 31, 2025 and September 30, 2025, and they do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date.

As of September 30, 2025:

	STF Growth & Income ETF	STF Growth ETF	Pro Forma Adjustments	Shelton Growth and Income ETF Pro Forma Combined*
Aggregate Net Assets	$74,789,490	$196,544,139	$ -	$271,333,629

Shares Outstanding	$2,875,000	$5,000,000	$ -	$7,875,000

Net Asset Value Per Share	$26.01	$39.31	$ -	$34.46

* The Acquiring Fund is a newly organized series that has been established solely for the purpose of effecting the proposed Reorganizations. Prior to the proposed Reorganization, the Acquiring Fund is not expected to have commenced investment operations or to hold any assets.

As of March 31, 2025:

	STF Growth & Income ETF	STF Growth ETF	Pro Forma Adjustments	Shelton Growth and Income ETF Pro Forma Combined*
Aggregate Net Assets	$41,042,152	$172,616,496	$ -	$213,658,648

Shares Outstanding	1,900,000	$5,575,000	$ -	$7,475,000

Net Asset Value Per Share	$21.60	$30.96	$ -	$28.58

* The Acquiring Fund is a newly organized series that has been established solely for the purpose of effecting the proposed Reorganizations. Prior to the proposed Reorganization, the Acquiring Fund is not expected to have commenced investment operations or to hold any assets.

IV.	INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUND

A.	Investment Objectives and Investment Strategies

Target Funds

See the discussion under “Summary Comparison of the Target Funds and the Acquiring Fund – Investment Objectives, Principal Investment Strategies, and Investment Policies” and “Principal Risk Factors” for a discussion of the investment objectives, investment strategies, investment policies, and principal risks of the Target Funds. For further discussion of the Target Funds’ investment objectives, investment strategies, and risks, see the most current Prospectus of the Target Funds dated July 31, 2025, as amended or supplemented.

Acquiring Fund

See the discussion under “Summary Comparison of the Target Funds and the Acquiring Fund – Investment Objectives, Principal Investment Strategies, and Investment Policies” and “Principal Risk Factors” for a discussion of the investment objective, investment strategies, investment policies, and principal risks of the Acquiring Fund. In order to provide a degree of flexibility, the Acquiring Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee.

B.	Fees and Expenses

Target Funds

See the discussion under “Comparison Fee Tables and Examples.” See also the discussion of the Target Funds’ fees and expenses in the most current Prospectus of the Target Funds dated July 31, 2025, as amended or supplemented.

Acquiring Fund

See the discussion under “Comparison Fee Tables and Examples.”

C.	Investment Adviser and Portfolio Managers

Target Funds – Investment Adviser

For a discussion of the Target Funds’ investment adviser, see the most current Prospectus of the Target Funds dated July 31, 2025, as amended or supplemented.

A discussion regarding the basis for the Target Funds’ Board approving the investment advisory agreement for the Target Funds is available in the Target Funds’ Form N-CSR filing for the fiscal year ended March 31, 2025.

Acquiring Fund – Investment Adviser

For a discussion of the Acquiring Fund’s investment adviser, see the most current Prospectus of the Acquiring Fund dated May 15, 2026, as amended or supplemented.

A discussion regarding the basis for the Acquiring Fund’s Board approving the investment advisory agreement with SCM for the Acquiring Fund will be available in the Form N-CSR of the Acquiring Fund for the period ending September 30, 2026.

Target Funds – Portfolio Managers

The portfolio manager for the Target Funds is set forth below.

Jonathan Molchan has served as a Portfolio Manager of the Target Funds since their inception in 2022 and will serve as a Portfolio Manager of the Acquiring Fund upon its commencement of operations. Mr. Molchan has been a Senior Portfolio Manager for SCM since March 2026. From February 2022 to March 2026, Mr. Molchan was Co-Chief Executive Officer and a Portfolio Manager for STFM. From 2021 to February 2022, Mr. Molchan was a Portfolio Manager with Cowen Prime Advisors LLC. From 2019 until 2021, Mr. Molchan was a Managing Director and Portfolio Manager at Harvest Volatility Management, LLC (“Harvest”), where he focused on the management and creation of new investment solutions. Prior to joining Harvest in 2019, Mr. Molchan was Portfolio Manager and Head of Product Development at Horizon ETFs Management U.S., where he managed the firm’s options-based ETFs and helped lead all aspects of strategy development. He also held roles in portfolio management, risk, trading, and research at Recon Capital Partners and Millennium Management. He started his career as an analyst in 2006 at SAC Capital Advisors, where he focused on various quantitative volatility strategies in addition to global long/short equity. He holds a B.S. in Finance from Sacred Heart University.

Acquiring Fund – Portfolio Managers

The portfolio manager for the Acquiring Fund is the same as the Target Funds. The Acquiring Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Fund.

D.	Performance and Portfolio Turnover

Target Funds

For a discussion of the Target Funds’ performance during the fiscal year ended March 31, 2025, and of the portfolio turnover of the Target Funds, see the Annual Report to Shareholders of the Target Funds for the fiscal year ended March 31, 2025. For such information during the six months ended September 30, 2025, see the Semi-Annual Report to Shareholders of the Target Funds for the six months ended September 30, 2025. Such reports are on file with the SEC, incorporated by reference into this Proxy Statement/Prospectus, and have previously been provided to the Target Funds’ shareholders.

Acquiring Fund

This section would normally include a bar chart and a table showing how the Acquiring Fund has performed and how its performance has varied from year to year. Because the Acquiring Fund has not commenced operations prior to the date of this Proxy Statement/Prospectus, the bar chart and table are not shown.

The STF Growth & Income ETF will be the accounting and performance survivor following the close of the Reorganizations. Of course, past performance does not predict future results.

Performance information for the Target Funds are available in the most current Prospectus of the Target Funds dated July 31, 2025, as amended or supplemented, which is on file with the SEC and incorporated by reference into this Proxy Statement/Prospectus, and which has previously been provided to the Target Funds’ shareholders. Of course, past performance does not predict future results.

Portfolio turnover information for the Acquiring Fund is not available because the Acquiring Fund has not commenced operations as of the date of this Proxy Statement/Prospectus. Portfolio turnover information for the Target Funds is available in the most current Prospectus of the Target Funds dated July 31, 2025, as amended or supplemented, which is on file with the SEC and incorporated by reference into this Proxy Statement/Prospectus, and which has previously been provided to the Target Funds’ shareholders.

E.	Taxes, Dividends, and Distributions

The Target Funds

For a discussion of the Target Funds’ policy with respect to dividends and distributions and the tax consequences of an investment in the Target Funds’ shares, see the most current Prospectus of the Target Funds dated July 31, 2025, as amended or supplemented.

The Acquiring Fund

Dividends and Distributions. The Acquiring Fund expects to pay out dividends, if any, on a monthly basis. The Acquiring Fund expects to distribute capital gains, if any, at least annually. The Acquiring Fund expects to distribute any net realized capital gains to its shareholders at least annually. The Acquiring Fund will declare and pay capital gain distributions, if any, in cash.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Tax Information. The following discussion regarding U.S. federal income taxes is based on laws that were in effect as of the date of this Proxy Statement/Prospectus and summarizes only some of the important federal income tax considerations affecting the Acquiring Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Acquiring Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

The Acquiring Fund has elected or will elect to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Acquiring Fund’s failure to qualify as a RIC would result in corporate level taxation and consequently, a reduction in income available for distribution to you as a shareholder.

Taxes on Distributions. The Acquiring Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income. For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Acquiring Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Acquiring Fund for more than one year generally will result in long-term capital gains and losses, and sales of assets held by the Acquiring Fund for one year or less generally will result in short-term capital gains and losses. Distributions of the Acquiring Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Acquiring Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Acquiring Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Acquiring Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market or the corporation is eligible for benefits under an income tax treaty with the United States that the IRS has determined to be satisfactory for these purposes and that includes an exchange of information program. The amount of the Acquiring Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Acquiring Fund’s securities lending activities, if any, a high portfolio turnover rate, or investments in non-qualified foreign corporations. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Acquiring Fund that are attributable to dividends received by the Acquiring Fund from U.S. corporations, subject to certain limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Acquiring Fund’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations. Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Acquiring Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of the Acquiring Fund’s shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to U.S. federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Acquiring Fund before your investment (and thus were included in the Acquiring Fund shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Acquiring Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When the Acquiring Fund’s Shares are Sold on the Exchange. For U.S. federal income tax purposes, any capital gain or loss realized upon a sale of the Acquiring Fund’s shares generally is treated as a long-term capital gain or loss if shares have been held for more than 12 months and as a short-term capital gain or loss if shares have been held for 12 months or less. However, any capital loss on a sale of the Acquiring Fund’s shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. Any loss realized on a sale will be disallowed to the extent the Acquiring Fund’s shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of the Acquiring Fund’s shares. If disallowed, the loss will be reflected in an upward adjustment to the basis of the Acquiring Fund’s shares acquired.

Taxes on Purchases and Redemptions of Creation Units. An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

Shelton Funds, on behalf of the Acquiring Fund, has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Acquiring Fund and if, pursuant to Section 351 of the Code, the Acquiring Fund would have a basis in the securities different from the market value of such securities on the date of deposit. Shelton Funds also has the right to require information necessary to determine beneficial share ownership for purposes of such 80% determination. If the Acquiring Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Acquiring Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains).

The Acquiring Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Acquiring Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Acquiring Fund to recognize investment income or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Acquiring Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

F.	Shareholder Information

The Target Funds

For a discussion of the Target Funds’ Shareholder Information, including with respect to pricing of fund shares, purchasing shares and redeeming shares, see the most current Prospectus of the Target Funds dated July 31, 2025, as amended or supplemented.

The Acquiring Fund

For a discussion of the Acquiring Fund’s shareholder information, including with respect to pricing of fund shares, purchasing shares and redeeming shares, see the most current Prospectus of the Acquiring Fund dated May 15, 2026, as amended or supplemented.

G.	Distribution Arrangements

The Target Funds

For a discussion of the Target Funds’ distribution arrangement, see the most current Prospectus of the Target Funds dated July 31, 2025, as amended or supplemented.

The Acquiring Fund

The Distributor serves as the distributor for the Acquiring Fund pursuant to a distribution agreement with Shelton Funds.

Shares of the Acquiring Fund are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of at least 5,000 shares of the Acquiring Fund. The Distributor will not distribute the Acquiring Fund’s shares in amounts less than a Creation Unit. The Distributor distributes the Acquiring Fund’s shares on a best efforts basis.

H.	Fiscal Year

March 31 is the fiscal year of the Target Funds and the Acquiring Fund. However, the fiscal year of the Acquiring Fund may change following the closing of the Reorganizations in compliance with applicable laws or otherwise.

I.	Financial Highlights

The Target Funds

The financial highlights for the Target Funds since inception are attached hereto as Exhibit B.

The Acquiring Fund

Financial information is not available because the Acquiring Fund has not commenced operations as of the date of this Proxy Statement/Prospectus. The Acquiring Fund will be the successors to the accounting and performance information of the Target Funds after consummation of the Reorganization.

V.	VOTING INFORMATION

All shares of each Target Fund are entitled to vote on the Proposal with respect to such Target Fund. The presence of one-third of a Target Fund’s outstanding shares present in person or represented by proxy and entitled to vote at each shareholders’ meeting constitutes a quorum at such meeting. Shareholders of each Target Fund will vote together on the Proposal. Assuming a quorum is present, the Proposal will be approved by the affirmative vote of a majority of the outstanding voting securities. As previously discussed, the “vote of a majority of the outstanding voting securities” means, with regard to shares of a Target Fund: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding shares present at the meeting if more than 50% of the aggregate outstanding shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding shares of such Target Fund.

The approval of the Proposal by the shareholders of each of the Target Funds is required for the consummation of the Reorganization on behalf of such Target Fund. If the Proposal is not approved by a Target Fund’s shareholders, LiFT may seek to adjourn the special meetings of shareholders, in whole or in part, to obtain sufficient votes to approve such Proposal by the shareholders of each of the Target Funds.

All shares represented by each properly signed proxy received before the meetings will be voted at the special meetings. Proxies may be voted by mail, by telephone at the toll-free telephone number listed on the enclosed proxy card, or via the Internet at the website shown on the enclosed proxy card. If a shareholder specifies how the proxy is to be voted on any business properly to come before the special meetings, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted “FOR” approval of the applicable Proposal. If any other matters come before the special meetings, proxies will be voted by the persons named as proxies in accordance with their best judgment.

All proxies voted, including abstentions, will be counted toward establishing a quorum. Approval of a Proposal will occur only if a sufficient number of votes are cast “FOR” that proposal for that Target Fund. Each Target Fund understands that the New York Stock Exchange (the “NYSE”) has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealer firms’ request for voting instructions may not vote such customer’s shares on a reorganization. Therefore, NYSE broker-dealers that have not received customer instructions will not be permitted to vote customer shares with respect to the Reorganizations. Abstentions and broker non-votes do not constitute a vote “FOR” and will have no effect on the outcome of the voting.

Shareholders may also being asked to vote on a proposal to adjourn one or both special meetings to solicit additional proxies if a quorum does not exist or if a quorum exists but there are insufficient votes at the time of the adjournment to approve the Plan. Any business that might have been transacted at the special meetings may be transacted at any such adjourned session at which a quorum is present. Approval of the proposal to adjourn one or both of the special meetings to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve a Proposal, requires a majority of the votes represented at such special meetings, whether or not a quorum is present. A special meeting may be held as adjourned without further notice if such time and place are announced at the special meeting at which the adjournment is taken and the adjourned meeting is held within a reasonable time after the date set for the original meeting unless a new record date of the adjourned meeting is fixed by the Target Funds’ Board. Notice of any such adjourned meeting will be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the applicable Target Fund’s bylaws.

With respect to the proposal to adjourn, there will be no broker non-votes and abstentions will have no effect on the outcome of the proposal. Unless marked to the contrary, proxies received will be voted “FOR” the proposal to adjourn.

A.	Method and Cost of Solicitation

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Target Funds’ Board for use at the special meetings. It is expected that the solicitation of proxies will be primarily by mail, telephone and via the Internet. SCM will bear the costs associated with soliciting and obtaining the proxy vote of the shareholders of the Target Funds, including the proxy advisory firm fees. The total expenses of the Proposal are estimated to be approximately $25,000.

B.	Right of Revocation

Any shareholder giving a proxy may revoke it before it is exercised at the special meetings by submitting to the Secretary of LiFT a written notice of revocation or a subsequently signed proxy card, or by attending a special meeting and voting in person. A prior proxy can also be revoked through the website or toll-free telephone number listed on the enclosed proxy card. If not so revoked, the shares represented by the proxy will be cast at the special meetings and any adjournments, postponements, or continuations thereof. Attendance by a shareholder at a special meeting does not, in itself, revoke a proxy.

C.	Voting Securities and Principal Holders

Voting Securities of the Target Funds

Shareholders of each Target Fund at the close of business on April 14, 2026 (the “Record Date”) will be entitled to be present and vote at the applicable special meeting. Each outstanding share is entitled to one vote as applicable. As of the Record Date, there were:

●	2,975,000.00 shares of STF Growth & Income ETF outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $74,367,549.90; and

●	975,000.00 shares of STF Growth ETF outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $39,528,855.26.

Principal Holders of the Target Funds

Any person owning, directly or indirectly, more than 25% of the outstanding shares of a Target Fund is presumed to control such Target Fund. Principal holders are persons who own 5% or more of the outstanding shares of a Target Fund. DTC or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. As of the Record Date, the Target Funds do not have information regarding the record or beneficial ownership of shares of the Target Funds held in the names of DTC participants, as DTC has not provided the Target Funds with access to such information. As of the Record Date, the following shareholders were considered to be principal shareholders of each Target Fund:

STF Tactical Growth ETF
Company and Address	Shares Represented	% of Total Shares
Axos Clearing LLC Issuer Services, C/O Mediant Communication 8000 Regency Parkway Cary, NC 27518	93,541	9.5939%
Charles Schwab & Co., Inc. Christina Young 2423 E Lincoln Drive Phoenix, AZ 85016-1215	139,242	14.2812%
Folio Investments, Inc., Ashley Theobald, 8180 Greensboro Drive, 8th Floor McLean, VA 22102	146,484	15.0240%
Goldman Sachs & Co. LLC Proxy Hotline 1, 30 Hudson Street, Proxy Department Jersey City, NJ 07302	69,275	7.1051%
LPL Financial LLC 75 State Street, 22nd Floor, Boston, MA 02109	87,034	8.9276%
National Financial Services LLC Joanne Padarathsingh 499 Washington Blvd Jersey City, NJ 07310	125,871	12.9098%
Pershing LLC, Joseph Lavara One Pershing Plaza Jersey City, NJ 07399	49,671	5.0945%
State Street Bank and Trust Company Email Proxy Contact 1776 Heritage Drive North Quincy, MA 02169	190,263	19.5142%

STF Tactical Growth & Income ETF
Company and Address	Shares Represented	% of Total Shares
Axos Clearing LLC, Issuer Services, C/O Mediant Communication, 8000 Regency Parkway, Cary, NC 27518	349,883	11.7613%
Charles Schwab & Co., Inc., Christina Young, 2423 E Lincoln Drive, Phoenix, AZ 85016-1215	703,156	23.6273%
JPMorgan Chase Bank, N.A. 270 Park Avenue New York, NY 10017	640,114	21.5140%
Morgan Stanley Smith Barney LLC John Barry 1300 Thames St, 6th Floor Baltimore, MD 21231	176,902	5.9438%
National Financial Services LLC Joanne Padarathsingh 499 Washington Blvd Jersey City, NJ 07310	354,657	11.9238%
State Street Bank and Trust Company* Email Proxy Contact 1776 Heritage Drive North Quincy, MA 02169	308,412	10.3667%
Nasdaq-100 Index Fund* C/O Shelton Funds 1401 Lawrence Street, Suite 1550 Denver, Colorado 80202	308,412	10.3667%

* The Nasdaq-100 Index Fund, for which SCM serves as investment adviser, owned these shares indirectly through its account at State Street Bank & Trust Company. It is the intent of the Board of Trustees of the Nasdaq-100 Index Fund that the Nasdaq-100 Index Fund will mirror vote such shares in the same proportion as the votes cast by the shareholders of the STF Tactical Growth & Income ETF.

As of the Record Date, the officers and trustees of the Target Funds, as a group, owned of record and beneficially 0% of the outstanding shares of STF Growth & Income ETF and 0% of the outstanding shares of STF Growth ETF.

Principal Holders of the Acquiring Fund

The Acquiring Fund is a newly created fund and has not issued any securities.

VI.	ADDITIONAL INFORMATION

Documents that relate to the Target Funds are available, without charge, by writing to LiFT c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, by calling 866-590-9112, or over the Internet at www.sheltoncap.com.

Documents that relate to the Acquiring Fund will be available, without charge, by writing to Shelton Funds at 1401 Lawrence Street, Suite 1550, Denver, Colorado 80202, by calling 1-303-228-8985 or over the Internet at sheltonfunds.com/literature.

The Target Funds and the Acquiring Fund are each subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy materials, and other information relating to the Target Funds and the Acquiring Fund, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Target Funds and the Acquiring Fund, can be obtained by calling or writing the Target Funds or the Acquiring Fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at 100 F Street, N.E., Washington D.C. 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington D.C. 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

It is expected that this Proxy Statement will be mailed to shareholders on or about May 19, 2026.

VII.	MISCELLANEOUS INFORMATION

A.	Other Business

The Target Funds’ Board knows of no other business to be brought before the special meetings. If any other matters come before the applicable special meeting, it is the intention of the Target Funds’ Board that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	Next Meeting of Shareholders

The Target Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Target Funds seek to avoid the expenses customarily incurred in the preparation of proxy materials and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of each of the Target Funds will be held at such time as the Target Funds’ Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Target Funds at their office at a reasonable time before the meeting, as determined by the Target Funds’ Board, to be included in the Target Funds’ Proxy Statement and form of proxy relating to that meeting, and it must satisfy all other legal requirements.

C.	Legal Matters

The validity of the issuance of the Acquiring Fund’s shares will be passed upon by Davis Graham & Stubbs LLP, Denver, Colorado.

D.	Experts

The financial statements of the Target Funds are incorporated by reference in the Statement of Additional Information, which is part of this Registration Statement, from the Target Funds’ Form N-CSR filing for the fiscal year ended March 31, 2025, and have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

By Order of the Board of Trustees of Listed Funds Trust

Kacie G. Briody
Kacie G. Briody
President and Principal Executive Officer
Listed Funds Trust
May 15, 2026

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this ___ day of  , 2026, by and between Shelton Funds, a Delaware statutory trust (“Shelton Funds”), on behalf of the Shelton Tactical Growth & Income ETF (the “Surviving Fund”), and Listed Funds Trust, a Delaware statutory trust (“LiFT”), on behalf of the STF Tactical Growth ETF and the STF Tactical Growth & Income ETF (each a “Reorganizing Fund” and, together, the “Reorganizing Funds”). The Surviving Fund was established as a shell to effect the transactions described in this Agreement. Shareholders of the Reorganizing Funds are referred to herein as “Investors.” (Each of Shelton Funds and LiFT is sometimes referred to herein as a “Party,” and collectively, “Parties,” and the Surviving Fund and each of the Reorganizing Funds is sometimes referred to herein as a “Fund”). This Agreement shall be treated as if each Reorganization (as defined herein) between a Reorganizing Fund and the Surviving Fund contemplated hereby had been the subject of a separate agreement.

CCM Partners, LP (dba Shelton Capital Management (“Shelton Capital Management”)) joins this Agreement solely for purposes of this paragraph, Section 9, and Section 11.2. Shelton Capital Management represents and warrants that the execution, delivery, and performance of this Agreement by Shelton Capital Management will have been duly authorized prior to the Closing Date (as defined in the preamble to Section 3) by all necessary action on the part of Shelton Capital Management, and this Agreement will constitute a valid and binding obligation of Shelton Capital Management enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles.

In accordance with the terms and conditions set forth in this Agreement, the Parties desire that all of the assets of each Reorganizing Fund (the “Assets”) be transferred to the Surviving Fund, and in exchange the Surviving Fund shall assume all liabilities, expenses, costs, charges, and reserves of the applicable Reorganizing Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (the “Liabilities”) and issue shares of beneficial interest of the Surviving Fund (“Shares”), and that these Shares be distributed pro rata immediately after the Closing (as defined in the preamble to Section 1), by each Reorganizing Fund to its Investors in liquidation of such Reorganizing Fund as follows:

●	All of the Assets of the STF Tactical Growth & Income ETF will be transferred to the Shelton Tactical Growth & Income ETF, the Surviving Fund, in exchange for Shares of the Surviving Fund, which will be distributed pro rata by the STF Tactical Growth & Income ETF to its Investors, and the Surviving Fund will assume all of the STF Tactical Growth & Income ETF’s Liabilities; and

●	All of the Assets of the STF Tactical Growth ETF will be transferred to the Shelton Tactical Growth & Income ETF, the Surviving Fund, in exchange for Shares of the Surviving Fund, which will be distributed pro rata by the STF Tactical Growth ETF to its Investors, and the Surviving Fund will assume all of the STF Tactical Growth ETF’s Liabilities.

The Surviving Fund shall not assume any obligation of the Reorganizing Funds to file reports with the Securities and Exchange Commission (“SEC”), Internal Revenue Service, or any other U.S. federal, state, or local regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Reorganizing Funds.

It is intended that each Reorganization qualifies as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that the Surviving Fund and each Reorganizing Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to such Reorganization. This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Code.

Each Party’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of either Party, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on behalf of each of its Fund(s) by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each of its Fund(s) and, in the case of each Reorganizing Fund, that the interests of the Investors will not be diluted as a result of the Reorganization.

In consideration of the mutual promises and of the covenants and agreements hereinafter set forth, the Parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	PLAN OF REORGANIZATION

Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Reorganizing Fund shall assign, sell, convey, deliver, and otherwise transfer all of its Assets to the Surviving Fund and the Surviving Fund shall continue the business of the Reorganizing Fund. The Surviving Fund shall, as consideration therefor, on the Closing Date, assume all of each Reorganizing Fund’s Liabilities and deliver to the applicable Reorganizing Fund, a number of Shares, the number of which shall be determined by dividing (a) the value of said Assets, net of the Liabilities, computed in the manner and as of the time and date set forth in Section 2.1, by (b) the net asset value of one Share computed in the manner and as of the time and date set forth in Section 2.2. Such transfer, delivery, and assumption shall take place as provided for in Section 3 (hereinafter referred to as the “Closing”). Immediately following the Closing, each Reorganizing Fund shall distribute the appropriate number of Shares to the Investors of the Reorganizing Fund in liquidation of the Reorganizing Fund, as provided in Section 1.2 hereof. For the avoidance of doubt, the Surviving Fund shall not issue fractional shares, and cash shall be distributed to each Reorganizing Fund Shareholder in lieu of fractional Surviving Fund Shares. The Agreement and transactions contemplated hereunder for each Reorganizing Fund and the Surviving Fund are hereinafter referred to as the “Reorganization.”

1.1            (a)           With respect to each Reorganizing Fund, the Assets shall consist of all property and assets of every kind and any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and rights of action, and receivables (including dividend and interest receivables) owned by such Reorganizing Fund, and any prepaid expenses shown as an asset on the Reorganizing Fund’s books on the Closing Date.

(b)           Not less than 10 calendar days before the Closing Date, each Reorganizing Fund will provide the Surviving Fund with a schedule of its Assets and Liabilities, and upon receipt of the schedule, the Surviving Fund will (i) provide the applicable Reorganizing Fund with a copy of the current investment objective and policies applicable to the Surviving Fund or (ii) confirm if any changes to the investment objective and policies applicable to the Surviving Fund have been made since the filing of the Registration Statement (as defined in Section 4.6). Each Reorganizing Fund reserves the right to sell or otherwise dispose of any of the securities or other Assets shown on the list of the Reorganizing Fund’s Assets before the Closing Date, and will notify the Surviving Fund if it acquires any additional securities between such time and the Closing Date.

Each Reorganizing Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, to discharge all of its known liabilities and obligations prior to the Closing Date (other than the obligations set forth in this Agreement). The Surviving Fund will assume all of the Liabilities of the applicable Reorganizing Fund. The Surviving Fund shall not assume any Liability for any obligation of the Reorganizing Funds to file reports with the SEC, Internal Revenue Service, or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Reorganizing Funds. Subject to the terms and conditions hereof, at and after the Closing, the Liabilities of a Reorganizing Fund shall become and be the Liabilities of the Surviving Fund and may be enforced against the Surviving Fund to the extent as if the same had been incurred by the Surviving Fund.

1.2       Immediately following the Closing, each Reorganizing Fund will distribute the Shares received by it pursuant to the preamble to Section 1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the Reorganizing Fund. The distribution will be accomplished by proper instructions, provided and signed by an authorized officer of Shelton Funds, to transfer Shares then credited to the Reorganizing Fund’s account on the books of the Surviving Fund to open accounts on the books of the Surviving Fund established and maintained by the Surviving Fund’s transfer agent in the names of record of the applicable Reorganizing Fund’s Investors and representing the number of Shares due to each Investor of such Reorganizing Fund. For the avoidance of doubt, the Surviving Fund shall not issue fractional shares, and cash shall be distributed to each Reorganizing Fund Shareholder in lieu of fractional Surviving Fund Shares. All issued and outstanding shares of each Reorganizing Fund will be cancelled therewith on the Reorganizing Fund’s books, and any outstanding share certificates representing interests in the Reorganizing Fund will represent only the right to receive such number of Shares after the Closing as determined in accordance with the preamble to Section 1. Shelton Funds shall not issue certificates representing the Shares issued in connection with the Reorganization.

1.3            Following the transfer of the Assets by the Reorganizing Funds to the Surviving Fund, the assumption of the Liabilities by the Surviving Fund, and the distribution by the Reorganizing Funds of the Shares received by them pursuant to Section 1.2, the Reorganizing Funds shall terminate their qualification, classification, and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Reorganizing Funds is and shall remain the responsibility of the Reorganizing Funds up to and including the date on which the Reorganizing Funds are terminated and deregistered, subject to any reporting or other obligations described in Section 4.8.

2.	VALUATION

2.1            The value of the Assets shall be computed as of the time at which net asset value is calculated pursuant to the valuation procedures set forth in the Reorganizing Funds’ then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the Parties hereto (such time and date the “Valuation Date”). As of the close of business on the Valuation Date, the movement of records and materials of the Reorganizing Funds, and conversion thereof, to the fund accounting and administrative services agent of the Surviving Fund shall commence for completion prior to the Closing Date.

2.2            The net asset value of each Share shall be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the Surviving Fund’s then-current Prospectus and Statement of Additional Information.

2.3            The number of Shares to be issued in exchange for the Assets shall be determined by multiplying the outstanding shares of the Reorganizing Fund by the ratio computed by dividing the net asset value per share of the Reorganizing Fund by the net asset value per Share on the Valuation Date, determined in accordance with Section 2.2.

2.4            All computations of value contemplated of the Surviving Fund shall be made by the Surviving Fund’s administrator in accordance with its regular practice as pricing agent. The Surviving Fund shall cause its administrator to deliver a copy of its valuation report to the Reorganizing Funds promptly following the Closing. All computations of value contemplated by the Reorganizing Funds shall be made by the Reorganizing Funds’ administrator in accordance with its regular practice as pricing agent. The Reorganizing Funds shall cause their administrator to deliver a copy of its valuation report to the Surviving Fund promptly following the Closing.

2.5           The Reorganizing Funds and the Surviving Fund agree to use all commercially reasonable efforts to resolve prior to the Closing Date any material pricing differences between the prices of Assets determined in accordance with the valuation procedures of the Reorganizing Funds and those determined in accordance with the valuation procedures of the Surviving Fund. All computations of value shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of a Fund.

3.	CLOSING AND CLOSING DATE

The Closing for the Reorganization shall occur immediately after the close of business (4:00 p.m., Eastern Time) on [_____] [__], 2026, or on such other date as may be mutually agreed upon in writing by the Parties hereto (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously, immediately after the close of business on the Closing Date unless otherwise provided.

3.1            The Surviving Fund’s custodian shall deliver at the Closing evidence that (a) the Assets have been delivered in proper form to the Surviving Fund as of the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Reorganizing Funds in conjunction with the delivery of the Assets.

3.2            The Reorganizing Funds shall deliver or cause their transfer agent to deliver at the Closing to the Secretary of the Surviving Fund a certificate of an authorized officer stating the number and percentage ownership of outstanding shares of each Reorganizing Fund owned by each Investor as of the Closing Date. The Surviving Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Reorganizing Funds a confirmation evidencing the number of Shares to be credited on the Closing Date or provide evidence satisfactory to the Reorganizing Funds that such Shares have been credited to each Reorganizing Fund’s account on the books of the Surviving Fund. At the Closing, each Party shall deliver to each other such bills of sale, checks, assignments, share certificates, receipts, or other documents, if any, that the other Party or its counsel may reasonably request.

3.3            Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Surviving Fund, accurate appraisal of the value of the Assets, net of Liabilities, of the Surviving Fund or a Reorganizing Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.	COVENANTS WITH RESPECT TO THE SURVIVING FUND AND THE REORGANIZING FUNDS

4.1            With respect to each Reorganizing Fund, LiFT has called or will call a meeting of Investors to consider and act upon this Agreement (the “Shareholders Meeting”) and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Reorganizing Fund’s liquidating distribution of Shares contemplated hereby, and for the Reorganizing Fund to terminate its qualification, classification, and registration if requisite approvals are obtained with respect to the Reorganizing Fund. LiFT, on behalf of the Reorganizing Funds, shall assist Shelton Funds, on behalf of the Surviving Fund, in preparing the notice of meeting, form of proxy, and proxy statement/prospectus (collectively, “Proxy Materials”) to be used in connection with that meeting and the registration statement on Form N-14 to be prepared by Shelton Funds pursuant to Section 4.6.

4.2            LiFT, on behalf of the Reorganizing Funds, covenants that the Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3           LiFT, on behalf of the Reorganizing Funds, will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of shares of the Reorganizing Funds.

4.4           Subject to the provisions hereof, Shelton Funds, on behalf of the Surviving Fund, and LiFT, on behalf of the Reorganizing Funds, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated herein.

4.5            Each Reorganizing Fund shall furnish to the Surviving Fund on the Closing Date, a final statement of the total amount of the Reorganizing Fund’s Assets and Liabilities as of the Closing Date.

4.6           Shelton Funds, on behalf of the Surviving Fund, has prepared and filed, or will prepare and file, with the SEC a registration statement on Form N-14 under the Securities Act of 1933, as amended, and the regulations thereunder (the “1933 Act”), relating to the Shares (the “Registration Statement”). The Reorganizing Funds have provided or will provide the Surviving Fund with necessary or advisable information and disclosure relating to the Reorganizing Funds for inclusion in the Proxy Materials, which are part of the Registration Statement, and with such other information and documents relating to the Reorganizing Funds as are requested by the Surviving Fund and as are reasonably necessary or advisable for the preparation of the Registration Statement.

4.7            After the Closing, Shelton Funds shall or shall cause its agents to prepare any U.S. federal, state, or local tax returns required to be filed by the Surviving Fund after the Closing Date.

4.8            Following the Closing, LiFT, on behalf of the Reorganizing Funds, will file promptly any final regulatory reports, including but not limited to any Form N-CEN, Form N-PX, and Rule 24f-2 filings with respect to the Reorganizing Funds and also will take all other steps as are necessary and proper to effect the termination or declassification of the Reorganizing Funds in accordance with the laws of Delaware and other applicable requirements.

4.9            Shelton Funds and LiFT will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any tax returns, amended return, or claim for refund, in determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

4.10          Shelton Funds covenants to use all reasonable efforts to obtain appropriate approvals and authorizations required by the 1933 Act and the 1940 Act in order to continue the Surviving Fund’s operations after the Closing Date.

4.11         Except where otherwise required by law, the Parties shall not take a position on any applicable income tax returns inconsistent with the treatment of the Reorganization as a “reorganization,” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Funds will comply with the recordkeeping and information filing requirements of Section 1.368-3 of the Treasury Regulations in accordance therewith.

5.	REPRESENTATIONS AND WARRANTIES

5.1            Shelton Funds, on behalf of the Surviving Fund, represents and warrants to LiFT, on behalf of the Reorganizing Funds, as of the date hereof and as of the Closing Date as follows:

(a)              (i) Shelton Funds was duly created pursuant to its Declaration of Trust, as amended (the “Trust Instrument”) by its Board for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware, and the Trust Instrument directs the Board to manage the affairs of Shelton Funds and grants them all powers necessary or desirable to carry out such responsibility, and (ii) Shelton Funds is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

(b)             The Surviving Fund is a legally designated, separate series of Shelton Funds, duly organized and validly existing under the laws of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement;

(c)              The Registration Statement with respect to Shelton Funds and the Surviving Fund conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)              The Surviving Fund is not in violation of, and the execution, delivery, and performance of this Agreement by Shelton Funds, for itself and on behalf of the Surviving Fund, does not and will not (i) violate the Trust Instrument or Bylaws of Shelton Funds, or (ii) to the best knowledge of Shelton Funds, result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking, to which Shelton Funds is a party or by which its properties or assets are bound;

(e)             No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of Shelton Funds, threatened against the Surviving Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of its business. Shelton Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Surviving Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(f)              The Surviving Fund was established by the Board of Shelton Funds in order to effect the transactions described in this Agreement. Because the Surviving Fund was formed solely for the purpose of consummating the Reorganization with the applicable Reorganizing Fund, the Surviving Fund will not hold more than a nominal amount of assets necessary to facilitate its organization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) between the date hereof and the Closing Date;

(g)             As of the Closing Date, the Surviving Fund will have no shares of beneficial interest issued and outstanding prior to the consummation of the Reorganization. On and after the Closing Date, the authorized capital of the Surviving Fund will consist of an unlimited number of shares of beneficial interest, no par value per share. The Shares to be issued to the applicable Reorganizing Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and, except as set forth in the Surviving Fund’s Registration Statement, non-assessable by the Surviving Fund, and no shareholder of the Surviving Fund will have any preemptive right of subscription or purchase in respect thereof. Further, the issuance of such Shares will be in compliance with all applicable federal and state securities laws, including blue sky laws;

(h)              As of the Closing Date, (i) no federal, state, or other tax returns of the Surviving Fund will have been required by law to be filed and no federal, state, or other taxes will be due by the Surviving Fund, (ii) the Surviving Fund will not have been required to pay any assessments, and (iii) the Surviving Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Surviving Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Surviving Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(i)               The Surviving Fund intends to qualify and meet the requirements for treatment as a “regulated investment company” under Part I of Subchapter M of Subtitle A, Chapter 1 of the Code in respect of each taxable year, and it will not take any action inconsistent with meeting such requirements at any time through the Closing Date. The Surviving Fund intends to comply in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its Shares and to withholding in respect of dividends and other distributions to shareholders and to avoid any potential material penalties that could be imposed thereunder;

(j)               Neither Shelton Funds nor, to the knowledge of the Shelton Funds, any “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of Shelton Funds has been convicted of any felony or misdemeanor described in Section 9(a)(1) of the 1940 Act, nor, to the knowledge of Shelton Funds, has any investment adviser, or any “person associated” (as defined in the Investment Advisers Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “Investment Advisers Act”)) with any investment adviser of the Surviving Fund, been subject, or presently is subject, to any disqualification that would be a basis for denial, suspension, or revocation of registration of an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the 1934 Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the 1940 Act, and, to the knowledge of Shelton Funds, there is no proceeding or investigation that is reasonably likely to become the basis for, any such disqualification, denial, suspension, or revocation;

(k)              There is no plan or intention for the Surviving Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(l)                Immediately after the Closing Date, the Surviving Fund will not be under the jurisdiction of a court in (i) a case under title 11 of the United States Code or (ii) a receivership, foreclosure or similar proceedings (as described in Section 368(a)(3)(A) of the Code);

(m)             The execution, delivery, and performance of this Agreement on behalf of the Surviving Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Shelton Funds, the Board of Shelton Funds, and the Surviving Fund, and this Agreement will constitute a valid and binding obligation of Shelton Funds and the Surviving Fund enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles;

(n)              On the effective date of the Registration Statement, at the time of the meeting of the Investors and on the Closing Date, any written information furnished by Shelton Funds with respect to the Surviving Fund for use in the Proxy Materials, the Registration Statement, or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(o)              The Board of Shelton Funds was established and has been operated in accordance with the requirements and restrictions of Sections 10 and 16 of the 1940 Act and satisfies the fund governance standards as defined in Rule 0-1 under the 1940 Act. No trustee who has been identified as an “independent” or “non-interested” in Shelton Funds’ most recent registration statement on Form N-1A is an “interested person” of Shelton Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, or has had at any time during the past three years a material business or professional relationship with any investment adviser or sub-adviser or principal underwriter of the Surviving Fund or with the principal executive officer or any controlling person of any investment adviser or sub-adviser or the principal underwriter of the Surviving Fund other than as set forth in Shelton Funds’ registration statement on Form N-1A. To the knowledge of Shelton Funds, no trustee is ineligible under Section 9(a) or Section 9(b) of the 1940 Act to serve as a trustee to a registered investment company; and

(p)              To the knowledge of Shelton Funds, no governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the regulations thereunder (the “1934 Act”), the 1940 Act, or Delaware law for the execution of this Agreement by Shelton Funds, for itself and on behalf the Surviving Fund, or the performance of this Agreement by Shelton Funds, for itself and on behalf of the Surviving Fund, except as specifically contemplated by this Agreement and as required under the 1933 Act, the 1940 Act, and any applicable state securities laws and any listing agreement with any securities exchange, and except for such consents, approvals, authorizations, and filings as may be required after the Closing Date.

5.2            LiFT, on behalf of the Reorganizing Funds, represents and warrants to the Shelton Funds, on behalf of the Surviving Fund, as of the date hereof and as of the Closing Date as follows:

(a)              LiFT was duly created pursuant to its Declaration of Trust, as amended (the “Declaration of Trust”) by its Board for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Declaration of Trust and the By-Laws of LiFT (the “LiFT Bylaws”) directs the Board to manage the affairs of LiFT and the Reorganizing Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Reorganizing Funds’ business as currently conducted by the Reorganizing Funds and as described in its current registration statement, and LiFT is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b)               Each Reorganizing Fund is a legally designated, separate series of LiFT, duly organized and validly existing under the laws of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement;

(c)              All of the issued and outstanding shares of the Reorganizing Funds have been offered and sold in compliance in all material respects with applicable federal and state securities laws and the regulations thereunder, and all issued and outstanding shares of the Reorganizing Funds are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and nonassessable, free and clear of all liens, pledges, security interests, charges, or other encumbrances, and none of the Reorganizing Funds have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares, provided that no representation is given with respect to whether any shareholder of the Reorganizing Funds has granted a security interest in the shares owned by that shareholder or whose shares are otherwise subject to a lien or pledge;

(d)              The registration statement with respect to LiFT and the Reorganizing Funds conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)              The Reorganizing Funds are not in violation of, and the execution, delivery, and performance of this Agreement by LiFT, for itself and on behalf of the Reorganizing Funds, does not and will not (i) violate the Declaration of Trust or the LiFT Bylaws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking to which LiFT is a party or by which its properties or assets are bound;

(f)               (i) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of LiFT, threatened against any one of the Reorganizing Funds or any of its properties or Assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of its business, (ii) LiFT knows of no facts that might form the basis for the institution of any such proceeding or investigation, and (iii) neither Reorganizing Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(g)              The audited financial statements of the Reorganizing Funds as of and for the fiscal year ended March 31, 2025 (copies of which have been furnished to the Surviving Fund), fairly present, in all material respects, the Reorganizing Funds’ financial condition as of such date and their results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no material debts, obligations, or Liabilities of the Reorganizing Funds (contingent or otherwise) known to the Reorganizing Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(h)              Since the date of the most recent audited financial statements, there has not been any material adverse change with respect to either Reorganizing Fund’s financial condition, Assets, Liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by such Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Surviving Fund, prior to the Closing Date (for the purposes of this subparagraph, a decline in the Reorganizing Fund’s net asset value per share, a decrease in the Reorganizing Fund’s size due to redemptions, or a decline consistent with general equity market conditions shall not be deemed to constitute a material adverse change);

(i)                The Reorganizing Funds have timely filed all U.S. federal and other tax returns and reports that are required by law to have been filed by the Reorganizing Funds, all such tax returns and reports were complete and accurate in all material respects, all taxes owed by the Reorganizing Funds have been timely paid, and the Reorganizing Funds have provided to Shelton Funds all of the Reorganizing Funds’ previously filed tax returns. To the best of the Reorganizing Funds’ knowledge, no such return is currently under audit and no assessment of a tax deficiency has been made with respect to any such return;

(j)               Each Reorganizing Fund has qualified and met the requirements for treatment as a “regulated investment company” under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Closing Date, and has been eligible to compute its federal income tax liability under Section 852 of the Code and has computed (or will compute) its U.S. federal income and excise tax liability, if any, under Sections 852 and 4982, respectively, of the Code. Each Reorganizing Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provision of prior law) did not apply to it.  Each Reorganizing Fund meets all applicable requirements for qualification as a RIC as of the Closing Date. The Selling Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code that remains unpaid;

(k)              Neither Reorganizing Fund is a party to or bound by any agreement, undertaking, or commitment (i) to merge or consolidate with, or acquire all or substantially all of the property and assets of, any other corporation, trust, or person or (ii) to sell, lease, or exchange all or substantially all of its property and assets to any other corporation, trust or person;

(l)                Neither LiFT nor, to the knowledge of LiFT, any “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of LiFT has been convicted of any felony or misdemeanor described in Section 9(a)(1) of the 1940 Act, nor, to the knowledge of LiFT, has any investment adviser, or any “person associated” (as defined in the Investment Advisers Act) with any investment adviser of the Reorganizing Funds, been subject, or presently is subject, to any disqualification that would be a basis for denial, suspension, or revocation of registration of an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the 1934 Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the 1940 Act, and, to the knowledge of LiFT, there is no proceeding or investigation that is reasonably likely to become the basis for, any such disqualification, denial, suspension, or revocation;

(m)             LiFT has furnished to Shelton Funds, on behalf of the Surviving Fund, or provided access to, with respect to the Reorganizing Funds, complete and true copies of the Reorganizing Funds’ (i) all post-effective amendments to the registration statement on Form N-1A filed by LiFT with the SEC pertaining to the last five years, (ii) annual and semi-annual reports on Form N-CSR, together with any and all exhibits annexed thereto, and proxy statements pertaining to the last five years, each in the form delivered to shareholders, as well as any additional report or other material generally delivered to such shareholders since the delivery of such annual report or semi-annual report, as the case may be, and (iii) prospectuses, together with statements of additional information, filed with the SEC in the last five years, each in the form filed with the SEC (all of the foregoing documents referred to in clauses (i), (ii), and (iii) collectively referred to herein as the “Fund Statements”). The information contained in the Fund Statements did not as of the date of filing, effectiveness, or first use, as applicable, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make any material statement made therein, in light of the circumstances under which they were made, not misleading. Since the end of the period covered by the most recent annual or semi-annual report through the date hereof, there has occurred no event or condition (other than as a result of this Agreement and the transactions contemplated hereby) that would (A) require either Reorganizing Fund to file an additional amendment, registration statement, prospectus, prospectus supplement, report, or other document with the SEC, which document has not been so filed with the SEC and delivered to Shelton Funds or (B) require either Reorganizing Fund to conduct a meeting of its Investors;

(n)              At the Closing Date, each Reorganizing Fund will have good and marketable title to the Assets and full right, power, and authority to assign, sell, convey, deliver, and otherwise transfer the Assets hereunder, and upon delivery and payment for the Assets as contemplated herein, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(o)              The execution, delivery, and performance of this Agreement on behalf of the Reorganizing Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of LiFT, the Board of LiFT, and the Reorganizing Funds, and this Agreement will constitute a valid and binding obligation of LiFT and the Reorganizing Funds enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles;

(p)              On the effective date of the Registration Statement, at the time of the meeting of the Investors and on the Closing Date, the information furnished by the Reorganizing Funds that is included in the Proxy Materials (exclusive of the portions of the Surviving Fund’s Prospectus contained or incorporated by reference therein) (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Reorganizing Funds, or by LiFT on behalf of the Reorganizing Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(q)              LiFT maintains on behalf of the Reorganizing Funds insurance in amounts that, to the knowledge of LiFT, are customary within the industry. To the knowledge of LiFT, all of such insurance policies are valid, binding, and enforceable in accordance with its terms against the respective insurers and are in full force and effect. LiFT has not received written notice from its insurance carriers disclaiming coverage or defending a reservation of rights clause as to any of such notifications;

(r)               LiFT has obtained those no-action letters, exemptive orders, and other interpretive relief from the SEC and any other government entity necessary for the operation of the Reorganizing Funds. LiFT, on behalf of the Reorganizing Funds, has complied with all representations, terms, and conditions of each such no action letter, exemptive order, and other relief necessary to rely on the same;

(s)               To the knowledge of LiFT, during the past three years, there has existed no unremedied pricing error or similar condition with respect to the Reorganizing Funds;

(t)               The Board of LiFT was established and has been operated in accordance with the requirements and restrictions of Sections 10 and 16 of the 1940 Act and satisfies the fund governance standards as defined in Rule 0-1 under the 1940 Act. No trustee who has been identified as an “independent” or “non interested” in LiFT’s most recent registration statement on Form N-1A is an “interested person” of LiFT, as that term is defined in Section 2(a)(19) of the 1940 Act, or has had at any time during the past three years a material business or professional relationship with any investment adviser or sub-adviser or principal underwriter of the Reorganizing Funds or with the principal executive officer or any controlling person of any investment adviser or sub-adviser or the principal underwriter of the Reorganizing Funds other than as set forth in LiFT’s registration statement on Form N-1A. To the knowledge of LiFT, no trustee is ineligible under Section 9(a) or Section 9(b) of the 1940 Act to serve as a trustee to a registered investment company; and

(u)              To the knowledge of LiFT, no governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or Delaware law for the execution of this Agreement by LiFT, for itself and on behalf of the Reorganizing Funds, or the performance of this Agreement by LiFT, for itself and on behalf of the Reorganizing Funds, except as specifically contemplated by this Agreement and as required under the 1933 Act, the 1940 Act, and any applicable state securities laws and any listing agreement with any securities exchange, and except for such consents, approvals, authorizations, and filings as may be required after the Closing Date;

(v)              Neither Reorganizing Fund has, in the 12 months preceding the date hereof, received notice from the Nasdaq Stock Market that such Reorganizing Fund is not in compliance with the listing or maintenance requirements of the Nasdaq Stock Market. Each Reorganizing Fund is in material compliance with all such listing and maintenance requirements.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUNDS

The obligations of LiFT to consummate the Reorganization with respect to the Reorganizing Funds shall be subject to the performance by Shelton Funds, on behalf of the Surviving Fund, of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Surviving Fund:

6.1            This Agreement and transaction contemplated hereby shall have been duly adopted and approved by the Board of Shelton Funds.

6.2            All representations and warranties of Shelton Funds with respect to the Surviving Fund contained herein shall be true, correct, and complete in all respects (in the case of any representation or warranty qualified by materiality or material adverse change) or in all material respects (in the case of any representation or warranty not qualified by materiality or material adverse change) at and as of the Closing Date as though such representations and warranties were made at and as of such time (except those representations and warranties that address matters only as of specific date, the accuracy of which shall be determined as of that specified date in all respects).

6.3           Shelton Funds, on behalf of itself and the Surviving Fund, shall have in all material respects performed and complied with all covenants, agreements, and conditions required by this Agreement to be performed or complied with by it prior to or on the Closing Date.

6.4           Shelton Funds, on behalf of the Surviving Fund, shall have delivered to the Reorganizing Funds at the Closing a certificate executed on behalf of the Surviving Fund by Shelton Funds’s President, Vice President, Assistant Vice President, Secretary, or Assistant Secretary, in a form reasonably satisfactory to the Reorganizing Funds and dated as of the Closing Date, to the effect that the representations and warranties of Shelton Funds on behalf of the Surviving Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Reorganizing Funds shall reasonably request.

6.5            The Reorganizing Funds shall have received at the Closing an opinion of Davis Graham & Stubbs LLP, legal counsel to Shelton Funds (“Counsel”), in a form reasonably satisfactory to the Reorganizing Funds (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)            Shelton Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)            the Surviving Fund is a separate portfolio of Shelton Funds, which is a Delaware statutory trust duly organized, validly existing, and in good standing under the laws of Delaware;

(c)            this Agreement has been duly authorized, executed, and delivered by Shelton Funds on its behalf and on behalf of the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement on behalf of the Reorganizing Funds, and Shelton Capital Management, is a valid and binding obligation of Shelton Funds, enforceable against Shelton Funds in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles; and

(d)            to the knowledge of such Counsel, no consent, approval, authorization, filing, or order of any court or governmental authority of the United States is required for the consummation of the Reorganization with respect to the Surviving Fund, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act (it being understood that such Counsel has made no independent investigation or analysis with respect to state securities laws and are not opining on such laws).

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of Shelton Funds to consummate the Reorganization with respect to the Surviving Fund shall be subject to the performance by LiFT, on behalf of the Reorganizing Funds, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1            This Agreement and transactions contemplated hereby shall have been duly adopted and approved by the Board of LiFT and by the requisite vote of Investors of each Reorganizing Fund at its Shareholders Meeting.

7.2           All representations and warranties of LiFT with respect to each Reorganizing Fund contained herein shall be true, correct, and complete in all respects (in the case of any representation or warranty qualified by materiality or material adverse change) or in all material respects (in the case of any representation or warranty not qualified by materiality or material adverse change) at and as of the Closing Date as though such representations and warranties were made at and as of such time (except those representations and warranties that address matters only as of specific date, the accuracy of which shall be determined as of that specified date in all respects).

7.3            LiFT, on behalf of itself and the Reorganizing Funds, shall have in all material respects performed and complied with all covenants, agreements, and conditions required by this Agreement to be performed or complied with by it prior to or on the Closing Date.

7.4           LiFT, on behalf of the Reorganizing Funds, shall have delivered to the Surviving Fund at the Closing a certificate executed on behalf of each Reorganizing Fund, by LiFT’s President, Secretary, Treasurer, or Chief Compliance Officer, in a form reasonably satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the representations and warranties of LiFT on behalf of the Reorganizing Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Surviving Fund shall reasonably request.

7.5            The Surviving Fund shall have received at the Closing an opinion of Morgan, Lewis & Bockius LLP, legal counsel to LiFT, in a form reasonably satisfactory to the Surviving Fund (which opinions may be subject to customary qualifications), substantially to the effect that:

(a)           LiFT is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)          (i) LiFT is validly existing as an open-end management investment company, and it is in good standing under the laws of the State of Delaware; (ii) the Reorganizing Funds have each been established as separate series of LiFT in accordance with the Declaration of Trust; (iii) title to all of the Assets of each Reorganizing Fund is vested in LiFT; (iv) LiFT has the authority to conduct, operate, and carry on its business as presently conducted; and (v) pursuant to the Declaration of Trust, Investors shall have no preemptive or other right to subscribe to any additional shares or other securities issued by LiFT or any other series of LiFT;

(c)           this Agreement has been duly authorized, executed, and delivered by LiFT on behalf of the Reorganizing Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the Surviving Fund, and Shelton Capital Management, is a valid and binding obligation of LiFT, enforceable against LiFT in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles;

(d)           to the knowledge of such counsel, no consent, approval, authorization, filing, or order of any court or governmental authority of the United States is required for the consummation of the Reorganization with respect to either of the Reorganizing Funds, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act (it being understood that such counsel has made no independent investigation or analysis with respect to state securities laws and are not opining on such laws); and

(e)	the shares of each Reorganizing Fund then issued and outstanding are duly registered under the 1933 Act on the appropriate form.

7.6           The transfer agent to the Reorganizing Funds shall have delivered to the Surviving Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the shareholder records of each Reorganizing Fund are complete and accurate and as to such other matters as the Surviving Fund shall reasonably request.

7.7            The administrator, fund accountant, and custodian to the Reorganizing Funds shall have delivered to the Surviving Fund at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the books and records of each Reorganizing Fund covered by its contracts with the Reorganizing Funds are complete and accurate and as to such other matters as the Surviving Fund shall reasonably request.

7.8            The Reorganizing Funds shall arrange to make the Reorganizing Funds’ auditors available to the Surviving Fund and their agents to answer their questions at a mutually agreeable time prior to the Closing.

7.9            LiFT, on behalf of the Reorganizing Funds, shall have delivered to Shelton Funds, or shall have made provision for delivery as promptly as practicable after the Closing Date of, (i) a statement, accurate and complete in all material respects related to the Reorganizing Funds, of (1) the Assets, showing the tax basis of such Assets for U.S. federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Date; (2) the capital loss carryovers for the Reorganizing Funds for U.S. federal income tax purposes and the taxable years of the Reorganizing Funds (or its predecessors) in which such capital losses were recognized; (3) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Agreement); and (4) any unrealized gain or loss in such Assets (as determined as of the Valuation Date) for U.S. federal income tax purposes; (ii) the tax books and records of each Reorganizing Fund for preparing any tax returns required by law to be filed after the Closing Date; and (iii) such other tax information reasonably requested by Shelton Funds.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE REORGANIZING FUNDS

The obligations of Shelton Funds, on behalf of the Surviving Fund, and of LiFT, on behalf of the Reorganizing Funds, herein are each subject to the further conditions that on or before the Closing Date with respect to the Surviving Fund and the Reorganizing Funds:

8.1            This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of Investors of the Reorganizing Funds at the Shareholders Meeting in accordance with the provisions of the Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund.

8.2            On the Closing Date, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3           All consents of other Parties and all other consents, orders, approvals, and permits of federal, state, and local regulatory authorities (including, without limitation, those of the SEC and of state blue sky securities authorities, including any necessary no-action positions and exemptive orders from such federal and state authorities) deemed necessary by Shelton Funds, on behalf of the Surviving Fund, or LiFT, on behalf of the Reorganizing Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the Assets or properties of the Surviving Fund or the Reorganizing Funds.

8.4            The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. The SEC shall not have issued an unfavorable advisory report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act.

8.5            Shelton Funds, on behalf of the Surviving Fund, and LiFT, on behalf of the Reorganizing Funds, shall have each received an opinion of Counsel substantially to the effect that for U.S. federal income tax purposes, each Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code. In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, the facts set forth in the Proxy Materials, and on representations by Shelton Funds, on behalf of the Surviving Fund, and made by LiFT, on behalf of the Reorganizing Funds. Such opinion may also rely upon customary assumptions and may incorporate customary qualifications.

8.6            Before the Closing Date, each Reorganizing Fund shall declare and pay a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Date, which, together with all previous such dividends, shall have the effect of distributing to such Reorganizing Fund’s Investors all of the Reorganizing Fund’s previously undistributed (i) ”investment company taxable income” within the meaning of Section 852(b)(2) of the Code (computed without regard to Section 852(b)(2)(D) of the Code), (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) all of the Reorganizing Fund’s net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

9.	EXPENSES

9.1           Except as expressly provided in Section 9.3 and Section 9.4, Shelton Capital Management shall be responsible for paying all of the expenses of the Surviving Fund incurred by the Surviving Fund or any of their affiliates that are solely and directly incurred in connection with the transactions contemplated by this Agreement, including, without limitation, legal fees and costs, accounting and auditing fees, and any costs associated with meetings of the Board of Shelton Funds relating to the transactions contemplated by this Agreement.

9.2           Except as expressly provided in Section 9.3 and Section 9.4, Shelton Capital Management shall be responsible for paying all of the expenses of the Reorganizing Funds incurred by the Reorganizing Funds or any of their affiliates that are solely and directly incurred in connection with the transactions contemplated by this Agreement, including, without limitation, legal fees and costs, accounting and auditing fees, and any costs associated with meetings of the Board of LiFT an any meeting of shareholders of the Reorganizing Funds relating to the transactions contemplated by this Agreement.

9.3          Shelton Capital Management will retain EQ Fund Solutions, LLC on behalf of the Reorganizing Funds, to assist in soliciting the approval of the shareholders of the Reorganizing Funds required to complete the transactions contemplated hereby. Shelton Capital Management shall bear the costs and expenses associated with soliciting and obtaining the proxy vote of the shareholders of the Reorganizing Funds, including fees paid to EQ Fund Solutions, LLC; including the Reorganizing Funds’ legal fees and costs related to preparing, negotiating, and filing the N-14 Registration Statement, including any and all exhibits thereto and any ancillary documents, as well as its and the Surviving Fund’s legal fees and costs related to preparing, negotiating, and filing the N-14 Registration Statement, including any and all exhibits thereto and any ancillary documents.

9.4           Notwithstanding the foregoing, expenses will in any event be paid by the Party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the Reorganizing Funds or the Surviving Fund to qualify for treatment as a “regulated investment company” within the meaning of Section 851(a) of the Code, or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code, or otherwise result in the imposition of tax on either the Reorganizing Funds or the Surviving Fund or on any of their respective shareholders.

9.5          This Section 9 shall survive the Closing and any termination of this Agreement pursuant to Section 11.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1          This Agreement constitutes the entire agreement between the Parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2          Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two-year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies, as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with its terms.

11.	TERMINATION

11.1          This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

(a)           either Party (i) in the event of the other Party’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing if such breach is incapable of being cured, (ii) if a condition to its obligations has not been met and it appears reasonably likely that such condition will not, or cannot, be met, or (iii) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization; or

(b)	the mutual consent of both Parties to this Agreement.

11.2         If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any Party (including its trustees, officers, or shareholders) and Shelton Capital Management shall each bear its own expenses incidental to the preparation of carrying out of the Agreement as provided in Section 9; provided however that if the termination shall result from the material breach by a Party of a covenant or agreement of such Party contained in this Agreement, then such Party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching Party.

12.	AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of LiFT, on behalf of the Reorganizing Funds, and officers of Shelton Funds, on behalf of the Surviving Fund; provided, however, that following the Shareholders Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares to be delivered to the Reorganizing Funds’ Investors under this Agreement to the detriment of the Reorganizing Funds’ Investors, or otherwise materially and adversely affecting the Reorganizing Funds, without the Reorganizing Funds obtaining the Reorganizing Funds’ Investors’ further approval, except that nothing in this Section 12 shall be construed to prohibit the Surviving Fund and the Reorganizing Funds from amending this Agreement in writing without additional authorization to change the Closing Date or Valuation Date by mutual agreement.

13.	INDEMNIFICATION

13.1          Shelton Funds, on behalf of the Surviving Fund shall indemnify, defend, and hold harmless LiFT and each of the Reorganizing Funds, its respective officers, trustees, employees, and agents against any and all claims, actions, damages, obligations, losses, liabilities, costs, and expenses, including reasonable attorneys’ fees, costs of collection, and other costs of defense, actually incurred by LiFT and arising from or in connection with (a) any breach of any representation or warranty of Shelton Funds, on behalf of itself and the Surviving Fund, contained in or made pursuant to this Agreement and (b) any breach of any covenant of Shelton Funds, on behalf of itself and the Surviving Fund, contained in or made pursuant to this Agreement. No Party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying Party or Parties no later than 24 months after the Closing Date, except that the representations and warranties contained in Sections 5.1(a) and 5.1(d) shall survive indefinitely.

13.2          LiFT and each of the Reorganizing Funds shall indemnify, defend, and hold harmless Shelton Funds and the Surviving Fund, its respective officers, trustees, employees, and agents against any and all claims, actions, damages, obligations, losses, liabilities, costs, and expenses, including reasonable attorneys’ fees, costs of collection, and other costs of defense, actually incurred by Shelton Funds and arising from or in connection with (a) any breach of any representation or warranty of LiFT, on behalf of itself and the Reorganizing Funds, contained in or made pursuant to this Agreement and (b) any breach of any covenant of LiFT, on behalf of itself and each of the Reorganizing Funds, contained in or made pursuant to this Agreement. No Party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying Party or Parties no later than 24 months after the Closing Date, except that the representations and warranties contained in Sections 5.2(a), 5.2(e), and 5.2(n) shall survive indefinitely.

14.	NOTICES

Any notice, report, statement, or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by registered letter, certified mail, or overnight express courier addressed to the following:

For Shelton Funds, on behalf of itself and the Surviving Fund, and Shelton Capital Management:

1401 Lawrence Street, Suite 1550,

Denver, CO 80202

With a copy to, which shall not constitute notice:

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

For LiFT, on behalf of itself and the Reorganizing Funds:

Listed Funds Trust

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

Attention: Chad Fickett, Secretary

With a copy to, which shall not constitute notice:

Shelton Capital Management

1401 Lawrence Street, Suite 1550

Denver, CO 80202

Attention: Steve Rogers, CEO

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1         The section and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Sections, paragraphs, subparagraphs, or Exhibits shall be construed as referring to Sections, paragraphs, or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein,” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Section, paragraph, subparagraph, or sentence.

15.2	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3          This Agreement shall be governed by and construed in accordance with the laws of Delaware without regard to conflict of law provisions.

15.4          This Agreement shall bind and inure to the benefit of the Parties hereto and its respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of the other Parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the Parties hereto and its respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5          It is expressly agreed that the obligations of the Reorganizing Funds hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of LiFT personally, but shall bind only the LiFT property of the Reorganizing Funds. The execution and delivery of this Agreement has been authorized by the Board of LiFT, on behalf of the Reorganizing Funds, and signed by authorized officers of LiFT, acting as such. Neither the authorization by such Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the LiFT property of the Reorganizing Funds.

* * *

[Signatures follow on the next page.]

IN WITNESS WHEREOF, each Party has caused this Agreement to be duly executed by its authorized officer.

Shelton Funds, for itself and on behalf of the Shelton Tactical Growth & Income ETF	Listed Funds Trust, for itself and on behalf of the STF Tactical Growth & Income ETF and the STF Tactical Growth ETF

Steve Rogers	[Name]
President and Chairman	[Title]

CCM Partners, LP dba Shelton Capital Management, solely for purposes of the second paragraph hereof, Section 9, and Section 11.2

Steve Rogers
CEO

EXHIBIT B

Financial Highlights of the Target Funds

The following tables are intended to help you understand the financial performance of STF Tactical Growth & Income ETF and the STF Tactical Growth ETF (each, a “Target Fund” and, together, the “Target Funds”) for the periods show below. Certain information reflects financial results for a single Target Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been derived from financial statements audited by Cohen & Company, Ltd., an independent registered public accounting firm. Cohen & Company, Ltd.’s report and the Target Funds’ financial statements are included in the Form N-CSR of the Target Funds, including their Annual Report to Shareholders for the fiscal year ended March 31, 2025, containing audited financial statements, which are available upon request.

STF Tactical Growth & Income ETF

Financial Highlights

	Period Ended	Year Ended		Period Ended
	September 30,	March 31,		March 31,
	2025 (Unaudited)	2025	2024	2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.60	$23.51	$20.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.04	0.17	0.34
Net realized and unrealized gain (loss) on investments(c)	5.83	0.90	5.31	(2.59)
Total from investment operations	5.84	0.94	5.48	(2.25)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.43)	(0.04)	(0.26)	(0.46)
Return of capital	—	(2.81)	(2.43)	(1.57)
Total distributions	(1.43)	(2.85)	(2.69)	(2.03)
ETF transaction fees per share	—	—	0.00(d)	0.00(d)
Net asset value, end of period	$26.01	$21.60	$25.51	$20.72
Total return(e)	27.81%	3.68%	28.15%	(8.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$74,789	$41,042	$45,260	$20,199
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%
Ratio of net investment income to average net assets(f)	0.06%	0.18%	0.74%	1.86%
Portfolio turnover rate(e)(h)	1%	57%	135%	429%

(a)	The Fund commenced operations on May 18, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

STF Tactical Growth ETF

Financial Highlights

	Period Ended	Year Ended		Period Ended
	September 30,	March 31,		March 31,
	2025 (Unaudited)	2025	2024	2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.96	$31.87	$24.74	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.06	0.21	0.34
Net realized and unrealized gain (loss) on investments(c)	8.36	0.70	7.13	(0.26)
Total from investment operations	8.37	0.76	7.34	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.07)	(0.21)	(0.34)
Net realized gains	—	(1.60)	—	—
Total distributions	(0.02)	(1.67)	(0.21)	(0.34)
ETF transaction fees per share	—	—	0.00(d)	0.00(d)
Net asset value, end of period	$39.31	$30.96	$31.87	$24.74
Total return(e)	27.01%	1.79%	29.83%	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$196,544	$172,616	$185,650	$128,627
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%
Ratio of net investment income to average net assets(f)	0.08%	0.19%	0.77%	1.66%
Portfolio turnover rate(e)(h)	—%	52%	140%	423%

(a)	The Fund commenced operations on May 18, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.

SCHEDULE A

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 15, 2026

For the Reorganizations of the

STF Tactical Growth & Income ETF

and STF Tactical Growth ETF,

each a series of Listed Funds Trust

into the

Shelton Tactical Growth & Income ETF,

a series of Shelton Funds

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Proxy Statement/Prospectus dated May 15, 2026, relating to the Special Meetings of Shareholders of the STF Tactical Growth & Income ETF (the “STF Growth & Income ETF”) and the STF Tactical Growth ETF (the “STF Growth ETF”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of Listed Funds Trust (“LiFT”), to be held on June 16, 2026 at 10:00 a.m. central time, at the offices of LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The purpose of such meetings is to seek shareholder approval of (i) a new investment advisory agreement between CCM Partners LP (d/b/a Shelton Capital Management) and LiFT, and (ii) an Agreement and Plan of Reorganization under which the Target Funds would be reorganized into the Shelton Tactical Growth & Income ETF (the “Shelton Growth & Income ETF” or the “Acquiring Fund”), a series of Shelton Funds. Pursuant to such Agreement and Plan of Reorganization, all of the assets of each Target Fund will be transferred to the Acquiring Fund, in exchange for shares of the Acquiring Fund, which will be distributed pro rata by the Target Funds to their shareholders and the Acquiring Fund will continue the business and assume the Target Funds’ liabilities.

Shares of the STF Growth & Income ETF and the STF Growth ETF are listed on The NASDAQ Stock Market LLC under the ticker symbol TUGN and TUG, respectively. Shares of the Acquiring Fund will be listed on The NASDAQ Stock Market LLC; however, because the Acquiring Fund will commence operations on or after the date of this Statement of Additional Information, it does not yet have a ticker symbol.

Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202, by calling the Target Funds at 866-590-9112, or over the Internet at www.sheltoncap.com.

EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this SAI, which means that they are legally considered to be a part of this SAI:

•	Statement of Additional Information of the Target Funds, dated July 31, 2025, as supplemented to date (the “Target Funds’ SAI”);
•	Form N-CSR of the Target Funds, including their Annual Report to Shareholders, for the fiscal year ended March 31, 2025, containing audited financial statements;
•	Form N-CSR of the Target Funds, including their Semi-Annual Report to Shareholders, for the semi-annual period ended September 30, 2025; and

•	Preliminary Statement of Additional Information of the Acquiring Fund, dated May 15, 2026 (the “Acquiring Fund’s SAI”).

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS

Additional information about each Target Fund can be found in the Target Funds’ SAI, which is incorporated by reference herein.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Additional information about each Acquiring Fund can be found in the Acquiring Fund’s SAI, which is incorporated by reference herein.

SUPPLEMENTAL FINANCIAL INFORMATION

Under the Plan, the Target Funds are proposed to be reorganized into the Acquiring Fund. Pro forma financial information has not been prepared for the Reorganization of the Target Funds because the Acquiring Fund is a newly-organized shell series with no assets (other than seed capital) or liabilities, and will commence investment operations upon completion of the Reorganization in order to continue the operations of the Target Funds. The STF Tactical Growth & Income ETF will be the performance and accounting survivor of the Reorganizations.

A table showing the fees and expenses of the Target Funds and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations is included in the Proxy Statement/Prospectus.

The Reorganizations will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund In particular, each security held by a Target Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of such change is not required and is not included.

SHELTON CAPITAL MANAGEMENT

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

***VOTER PROFILE*:**

Voter ID: Security ID: 123123123

Shares to Vote: ** confidential Household ID: 123456

***please call the phone number to the right for more information*

***VOTE REGISTERED TO*:**

SHAREHOLDER REGISTRATION

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 1234 5678 9101

Vote on the internet

Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.

vote.proxyonline.com

Vote by phone

Call **(888) 227-9349** to reach an automated touch-tone voting line or call the number below to speak with a live representative.

(800) 859-8508 Toll Free

Vote by mail

Mail your signed and voted proxy back in the postage paid envelope provided.

Postage-Paid Envelope

STF TACTICAL GROWTH & INCOME ETF

A series of LISTED FUNDS TRUST

192988_0001-1004150561-1702/0.1

STF TACTICAL GROWTH & INCOME ETF A series of LISTED FUNDS TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 16, 2026 The undersigned shareholder of the STF Tactical Growth & Income ETF (the “Fund”) hereby appoints each of Kacie G. Briody and Chad Fickett, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on June 16, 2026 at 10:00 a.m. Central Time (together with any postponements or adjournments, the “Special Meeting”) at the offices of Listed Funds Trust at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF LISTED FUNDS TRUST AND, IF EXECUTED, WILL BE VOTED FOR THE PROPOSALS SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED. Important Notice Regarding the Availability of Proxy Materials for the Meeting To Be Held on June 16, 2026: The Notice of Special Meeting and Proxy Statement are available at https://vote.proxyonline.com/SheltonFunds/docs/STF2026mtg.pdf STF TACTICAL GROWTH & INCOME ETF

STF TACTICAL GROWTH & INCOME ETF **PROXY CARD**

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

____

SIGNATURE (AND TITLE IF APPLICABLE) DATE

____

SIGNATURE (IF HELD JOINTLY) DATE

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF LISTED FUNDS TRUST. The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposals. If this Proxy Ballot is executed but no instructions is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the Proposals at the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof. TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: . PROPOSALS: FOR AGAINST ABSTAIN 1. To approve an Agreement and Plan of Reorganization in which all assets of STF Tactical Growth & Income ETF (Target Fund) will transfer into the newly created Shelton Tactical Growth & Income ETF (Acquiring Fund) in exchange for Acquiring Fund shares; the Acquiring Fund assumes all liabilities, and Target Fund shareholders receive a pro rata distribution of Acquiring Fund shares.. O O O PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE PAID ENVELOPE THANK YOU FOR VOTING

SHELTON
CAPITAL MANAGEMENT

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

***VOTER PROFILE*:**
Voter ID: Security ID: 123123123
Shares to Vote: ** confidential Household ID: 123456
***please call the phone number to the right for more information*

***VOTE REGISTERED TO*:**

SHAREHOLDER REGISTRATION

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE *TODAY!*

CONTROL NUMBER: 1234 5678 9101

Vote on the internet
Go to the website below and enter your control number or simply use your camera on your smart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call **(888) 227-9349** to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(800) 859-8508 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

192988_0001-1004150561-1703/0.1

STF TACTICAL GROWTH ETF A series of LISTED FUNDS TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 16, 2026 The undersigned shareholder of the STF Tactical Growth ETF (the “Fund”) hereby appoints each of Kacie G. Briody and Chad Fickett, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on June 16, 2026 at 10:00 a.m. Central Time (together with any postponements or adjournments, the “Special Meeting”) at the offices of Listed Funds Trust at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF LISTED FUNDS TRUST AND, IF EXECUTED, WILL BE VOTED FOR THE PROPOSALS SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED. Important Notice Regarding the Availability of Proxy Materials for the Meeting To Be Held on June 16, 2026: The Notice of Special Meeting and Proxy Statement are available at https://vote.proxyonline.com/SheltonFunds/docs/STF2026mtg.pdf STF TACTICAL GROWTH ETF

STF TACTICAL GROWTH ETF **PROXY CARD**

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF LISTED FUNDS TRUST. The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposals. If this Proxy Ballot is executed but no instructions is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, “FOR” the Proposals at the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Meeting of Shareholders, and at any and all adjournments and postponements thereof. TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: . PROPOSALS: FOR AGAINST ABSTAIN 1. To approve an Agreement and Plan of Reorganization in which all assets of the STF Tactical Growth ETF (Target Fund) will be transferred into the newly created Shelton Tactical Growth & Income ETF (Acquiring Fund) in exchange for Acquiring Fund shares; the Acquiring Fund assumes all liabilities, and Target Fund shareholders receive a pro rata distribution of Acquiring Fund shares. O O O PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE PAID ENVELOPE THANK YOU FOR VOTING

PART C

OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of Shelton Funds, as filed on February 19, 2026, which information is incorporated herein by reference (Accession No. 0001999371-26-003725).

Item 16. Exhibits

(1)(a)	Agreement and Declaration of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, as filed on October 31, 2006 (Accession No. 0001144204-06-044588).

(1)(b)	Certificate of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, as filed on October 31, 2006 (Accession No. 0001144204-06-044588).

(1)(c)	Amendment dated November 17, 2011 to the Certificate of Trust dated August 8, 2006, is incorporated by reference to Post-Effective Amendment No. 58, as filed on December 31, 2019 (Accession No: 0001398344-18-018815).

(1)(d)	Amendment dated July 24, 2025 to the Agreement and Declaration of Trust dated August 8, 2006, is incorporated by reference to Post-Effective Amendment No. 76, as filed on December 29, 2025 (Accession No. 0001999371-25-021287).

(2)(a)	By-Laws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 29, 2006 (Accession No. 0001144204-06-054892).

(2)(b)	Amendment dated May 7, 2020 to Bylaws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(3)	Inapplicable.

(4)	Form of Agreement and Plan of Reorganization, is included as Appendix A hereto.

(5)	Provisions defining the rights of securities holders are contained in Article III and Article V of the Registrant’s Declaration of Trust (incorporated herein by reference to Exhibit (1)(a)of this filing) and Article II of the Registrant’s By-Laws (incorporated herein by reference to Exhibit (1)(b) of this filing).

(6)

Investment Advisory Agreement between CCM Partners, LP d/b/a Shelton Capital Management and Shelton Funds, on behalf of the Shelton Tactical Growth & Income ETF, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(7)(a)	Distribution Agreement dated February 8, 2018 between Shelton Funds and RFS Partners, LP is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(7)(b)	Amended and Restated Appendix A dated February 6, 2020 to Amended & Restated Underwriting Agreement dated February 8, 2018 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(7)(c)	Amendment No. 1 dated November 12, 2020 to the Distribution Agreement dated February 8, 2018 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(7)(d)

Amendment No. 2 dated March 27, 2026 to the Distribution Agreement dated February 18, 2018, between Shelton Funds, on behalf of the Shelton Tactical Growth & Income ETF, and RFS Partners, LP, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(8)	Inapplicable.

(9)	Custodian Agreement among Shelton Funds, SCM Trust, and State Street Bank & Trust Company dated September 1, 2025, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(10)

Amendment No. 1 dated December 8, 2025 to the Custody Agreement among Shelton Funds, SCM Trust, and State Street Bank & Trust Company dated September 1, 2025, 2025, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

C-62

(11)	Form of Amendment No. 2 to the Custody Agreement among Shelton Funds, SCM Trust, and State Street Bank and Trust Company, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(12)

Distribution and Services Plan with respect to the Shelton Tactical Growth & Income ETF, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(13)	Opinion of Counsel as to the legality of securities being offered is incorporated by reference to the Trust’s registration statement on Form N-14, as filed on March 31, 2026 (Accession No. 0001999371-26-007233).

(14)	Form of Opinion of Counsel as to Tax Matters is incorporated by reference to the Trust’s registration statement on Form N-14, as filed on March 31, 2026 (Accession No. 0001999371-26-007233).

(15)(a)	Restated Administration Services Agreement dated January 1, 2007 between Shelton Funds (f/k/a California Investment Trust) and CCM Partners, LP is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 29, 2006 (Accession No. 0001144204-06-054892).

(15)(b)	Amendment No. 1 dated effective as of January 1, 2011, to the Restated Administration Agreement dated January 1, 2007 between Shelton Funds and CCM Partners, LP is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement, as filed on December 29, 2020 (Accession No. 0001398344-20-025205).

(15)(c)	Transfer Agency Agreement between SCM Trust and State Street Bank & Trust Company dated September 1, 2025, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(15)(d)

Form of Joinder and Amendment to Transfer Agency Agreement between Shelton Funds, SCM Trust, and State Street Bank & Trust, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(15)(e)

Trust Accounting Agreement dated August 14, 2025 between Shelton Funds, SCM Trust, and Paralel Technologies LLC, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(15)(f)

Amendment No. 1 dated December 8, 2025 and Joinder Agreement to Trust Accounting Agreement dated August 14, 2025, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(15)(g)

Form of Amendment No. 2 to Trust Accounting Agreement dated August 14, 2025, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(15)(h)

Compliance Program Staffing and Funding Memorandum dated August 16, 2021, is incorporated by reference to Post-Effective Amendment No. 80 to the Trust’s Registration Statement, as filed on May 15, 2026 (Accession No. 0001999371-26-010763).

(16)	Consent of Cohen & Company, Ltd. (filed herewith).

(17)	Inapplicable.

(18)(a)	Powers of Attorney is incorporated by reference to the Trust’s registration statement on Form N-14, as filed on March 31, 2026 (Accession No. 0001999371-26-007233).

(18)(b)	Secretary’s Certificate pursuant to Rule 483(b) is incorporated by reference to the Trust’s registration statement on Form N-14, as filed on March 31, 2026 (Accession No. 0001999371-26-007233).

(19)	Inapplicable.

(20)	Inapplicable.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file the final opinion and consent of counsel regarding the tax consequences of the proposed Reorganization required by Item 16(12) of Form N-14 by post-effective amendment within a reasonable time after receipt of such opinion.

C-63

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Denver, and the State of Colorado, on the 15th day of May, 2026.

Shelton Funds

(Registrant)

By:	/s/ Stephen C. Rogers*
Stephen C. Rogers, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers**	Chairman of the Board, Trustee and Principal Executive Officer	May 15, 2026
Stephen C. Rogers

/s/ Kevin T. Kogler**	Trustee	May 15, 2026
Kevin T. Kogler

/s/ Marco Quazzo**	Trustee	May 15, 2026
Marco Quazzo

/s/ Stephen H. Sutro**	Trustee	May 15, 2026
Stephen H. Sutro

/s/ Derek Izuel	Principal Financial Officer	May 15, 2026
Derek Izuel

*	Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b).
**	Signed by Gregory T. Pusch pursuant to Powers of Attorney.

C-64

Exhibits

(14)	Consent of Cohen & Company, Ltd.

C-65